UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Growth Strategies

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Growth Strategies	.70%
Actual		$ 1,000.00	$ 1,064.90	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53
Class K	.50%
Actual		$ 1,000.00	$ 1,066.20	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	2.6	1.7
Kroger Co.	2.2	1.6
McGraw Hill Financial, Inc.	1.9	0.9
Lorillard, Inc.	1.8	1.4
IntercontinentalExchange Group, Inc.	1.8	1.4
Mead Johnson Nutrition Co. Class A	1.8	1.4
Delphi Automotive PLC	1.7	1.5
Agilent Technologies, Inc.	1.6	1.1
W.W. Grainger, Inc.	1.6	1.1
Delta Air Lines, Inc.	1.5	1.1
	18.5
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.1	24.3
Information Technology	16.5	15.5
Industrials	16.0	16.5
Health Care	15.8	15.3
Financials	9.6	9.5
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 98.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	13.7%	** Foreign investments	11.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 2.1%
Delphi Automotive PLC	483,098	$ 33,363
Tenneco, Inc. (a)	131,000	8,351
		41,714
Automobiles - 1.4%
Harley-Davidson, Inc.	405,000	28,852
Diversified Consumer Services - 1.0%
Service Corp. International	995,000	19,920
Hotels, Restaurants & Leisure - 4.8%
Bally Technologies, Inc. (a)	400,920	23,654
Brinker International, Inc.	250,000	12,413
Jack in the Box, Inc.	296,014	17,089
Melco Crown Entertainment Ltd. sponsored ADR	177,000	6,101
Penn National Gaming, Inc. (a)	936,394	10,918
Wyndham Worldwide Corp.	362,000	26,763
		96,938
Household Durables - 1.7%
Jarden Corp. (a)	268,516	15,193
Tupperware Brands Corp.	227,900	19,080
		34,273
Internet & Catalog Retail - 1.5%
HomeAway, Inc. (a)	45,000	1,386
Liberty Interactive Corp. Series A (a)	535,000	15,585
TripAdvisor, Inc. (a)	137,000	13,312
		30,283
Media - 2.3%
DIRECTV (a)	191,900	15,820
Omnicom Group, Inc.	315,500	22,448
Time Warner Cable, Inc.	60,800	8,583
		46,851
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	350,000	18,561
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	291,800	17,756
O'Reilly Automotive, Inc. (a)	205,000	30,330
Ross Stores, Inc.	225,300	15,422
		63,508
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.	267,600	22,701
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	122,000	$ 16,059
VF Corp.	447,700	28,214
		66,974
TOTAL CONSUMER DISCRETIONARY		447,874
CONSUMER STAPLES - 7.9%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,635
Monster Beverage Corp. (a)	168,924	11,720
		17,355
Food & Staples Retailing - 2.5%
Kroger Co.	930,000	44,398
Whole Foods Market, Inc.	157,100	6,008
		50,406
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	397,400	35,555
The Hershey Co.	104,400	10,162
		45,717
Personal Products - 0.5%
Herbalife Ltd.	169,000	10,956
Tobacco - 1.8%
Lorillard, Inc.	579,000	35,996
TOTAL CONSUMER STAPLES		160,430
ENERGY - 4.7%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	264,300	16,902
Dril-Quip, Inc. (a)	135,000	13,800
Oceaneering International, Inc.	229,900	16,564
Oil States International, Inc. (a)	121,700	13,092
		60,358
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	752,000	27,252
World Fuel Services Corp.	146,753	6,803
		34,055
TOTAL ENERGY		94,413
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.6%
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	151,800	$ 28,629
Ameriprise Financial, Inc.	127,600	14,369
FXCM, Inc. Class A (d)	966,869	12,937
Invesco Ltd.	334,640	12,281
		68,216
Consumer Finance - 0.6%
Springleaf Holdings, Inc.	469,100	11,010
Diversified Financial Services - 3.7%
IntercontinentalExchange Group, Inc.	182,400	35,823
McGraw Hill Financial, Inc.	472,040	38,599
		74,422
Insurance - 0.4%
Axis Capital Holdings Ltd.	193,100	8,881
Real Estate Investment Trusts - 0.1%
Gaming & Leisure Properties	69,273	2,325
Real Estate Management & Development - 1.4%
Altisource Portfolio Solutions SA (a)	103,800	11,440
CBRE Group, Inc. (a)	586,000	17,486
		28,926
TOTAL FINANCIALS		193,780
HEALTH CARE - 15.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	189,000	18,095
Health Care Equipment & Supplies - 1.4%
Covidien PLC	123,500	9,029
The Cooper Companies, Inc.	156,815	20,232
		29,261
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	334,000	24,442
Cardinal Health, Inc.	193,907	13,696
Cigna Corp.	44,000	3,950
DaVita HealthCare Partners, Inc. (a)	173,004	12,212
HCA Holdings, Inc. (a)	175,000	9,273
Henry Schein, Inc. (a)	103,400	12,372
MEDNAX, Inc. (a)	166,400	9,590
Universal Health Services, Inc. Class B	147,000	13,167
		98,702
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	568,600	$ 32,376
Illumina, Inc. (a)	49,800	7,881
Mettler-Toledo International, Inc. (a)	38,600	9,458
		49,715
Pharmaceuticals - 6.1%
Actavis PLC (a)	253,000	53,521
Endo International PLC (a)	130,000	9,177
Jazz Pharmaceuticals PLC (a)	167,200	23,719
Mylan, Inc. (a)	338,500	16,871
Salix Pharmaceuticals Ltd. (a)	186,000	21,219
		124,507
TOTAL HEALTH CARE		320,280
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	153,100	14,812
Meggitt PLC	2,533,687	20,577
TransDigm Group, Inc.	142,000	26,797
		62,186
Airlines - 3.1%
American Airlines Group, Inc.	356,300	14,309
Delta Air Lines, Inc.	790,000	31,529
United Continental Holdings, Inc. (a)	392,000	17,393
		63,231
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	431,400	13,175
Stericycle, Inc. (a)	97,300	11,128
		24,303
Electrical Equipment - 2.9%
AMETEK, Inc.	489,000	25,956
Hubbell, Inc. Class B	110,900	12,975
Rockwell Automation, Inc.	174,481	21,126
		60,057
Industrial Conglomerates - 1.4%
Roper Industries, Inc.	196,000	27,769
Machinery - 2.4%
IDEX Corp.	170,187	13,050
Ingersoll-Rand PLC	166,400	9,954
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pentair Ltd.	129,300	$ 9,651
Wabtec Corp.	199,900	15,740
		48,395
Professional Services - 0.3%
Dun & Bradstreet Corp.	69,000	7,124
Trading Companies & Distributors - 1.6%
W.W. Grainger, Inc.	123,983	32,033
TOTAL INDUSTRIALS		325,098
INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	216,400	20,731
Ingram Micro, Inc. Class A (a)	132,700	3,685
		24,416
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	164,000	8,912
VeriSign, Inc. (a)	366,906	18,375
		27,287
IT Services - 5.8%
Alliance Data Systems Corp. (a)	75,400	19,306
Amdocs Ltd.	385,580	18,554
Fidelity National Information Services, Inc.	258,300	13,987
Fiserv, Inc. (a)	347,000	20,858
FleetCor Technologies, Inc. (a)	130,400	16,484
Genpact Ltd. (a)	675,100	11,375
Total System Services, Inc.	553,200	16,740
		117,304
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	392,400	27,731
Cree, Inc. (a)	232,800	11,202
NXP Semiconductors NV (a)	108,600	6,744
Xilinx, Inc.	343,000	16,107
		61,784
Software - 3.9%
Adobe Systems, Inc. (a)	188,000	12,134
Check Point Software Technologies Ltd. (a)	187,000	12,058
Concur Technologies, Inc. (a)	69,616	5,943
Intuit, Inc.	322,000	25,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	1,400	$ 74
Solera Holdings, Inc.	114,000	7,439
SS&C Technologies Holdings, Inc. (a)	73,000	3,113
Symantec Corp.	457,320	10,056
Workday, Inc. Class A (a)	41,100	3,221
		79,569
Technology Hardware, Storage & Peripherals - 1.1%
SanDisk Corp.	237,000	22,901
TOTAL INFORMATION TECHNOLOGY		333,261
MATERIALS - 6.1%
Chemicals - 4.1%
Airgas, Inc.	49,900	5,305
Celanese Corp. Class A	327,000	20,503
Eastman Chemical Co.	275,900	24,351
FMC Corp.	260,000	19,906
W.R. Grace & Co. (a)	144,800	13,333
		83,398
Containers & Packaging - 1.8%
Ball Corp.	140,000	8,450
Packaging Corp. of America	216,000	14,939
Rock-Tenn Co. Class A	128,900	13,023
		36,412
Metals & Mining - 0.2%
SunCoke Energy, Inc. (a)	163,800	3,289
TOTAL MATERIALS		123,099
TOTAL COMMON STOCKS (Cost $1,582,292)		1,998,235
Money Market Funds - 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	18,805,472	$ 18,805
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,683,500	7,684
TOTAL MONEY MARKET FUNDS (Cost $26,489)		26,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,608,781)		2,024,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		519
NET ASSETS - 100%		$ 2,025,243
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	10
Total	$ 17
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Ireland	5.2%
Bailiwick of Jersey	1.7%
Bermuda	1.6%
Singapore	1.4%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,477) - See accompanying schedule: Unaffiliated issuers (cost $1,582,292)	$ 1,998,235
Fidelity Central Funds (cost $26,489)	26,489
Total Investments (cost $1,608,781)		$ 2,024,724
Receivable for investments sold		11,005
Receivable for fund shares sold		818
Dividends receivable		1,846
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		1
Other receivables		312
Total assets		2,038,708

Liabilities
Payable for investments purchased	$ 2,118
Payable for fund shares redeemed	2,430
Accrued management fee	714
Other affiliated payables	398
Other payables and accrued expenses	121
Collateral on securities loaned, at value	7,684
Total liabilities		13,465

Net Assets		$ 2,025,243
Net Assets consist of:
Paid in capital		$ 2,409,451
Undistributed net investment income		2,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(803,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		415,943
Net Assets		$ 2,025,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,661,924 ÷ 56,525 shares)	$ 29.40

Class K: Net Asset Value, offering price and redemption price per share ($363,319 ÷ 12,271 shares)	$ 29.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 11,136
Income from Fidelity Central Funds		17
Total income		11,153

Expenses
Management fee Basic fee	$ 6,000
Performance adjustment	(1,823)
Transfer agent fees	2,086
Accounting and security lending fees	305
Custodian fees and expenses	28
Independent trustees' compensation	4
Registration fees	35
Audit	30
Legal	8
Miscellaneous	7
Total expenses before reductions	6,680
Expense reductions	(14)	6,666
Net investment income (loss)		4,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,008
Foreign currency transactions	5
Total net realized gain (loss)		86,013
Change in net unrealized appreciation (depreciation) on: Investment securities		35,785
Net gain (loss)		121,798
Net increase (decrease) in net assets resulting from operations		$ 126,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,487	$ 7,760
Net realized gain (loss)	86,013	261,746
Change in net unrealized appreciation (depreciation)	35,785	271,312
Net increase (decrease) in net assets resulting from operations	126,285	540,818
Distributions to shareholders from net investment income	(4,343)	(6,434)
Distributions to shareholders from net realized gain	-	(1,640)
Total distributions	(4,343)	(8,074)
Share transactions - net increase (decrease)	(78,805)	(210,205)
Redemption fees	56	100
Total increase (decrease) in net assets	43,193	322,639

Net Assets
Beginning of period	1,982,050	1,659,411
End of period (including undistributed net investment income of $2,882 and undistributed net investment income of $2,738, respectively)	$ 2,025,243	$ 1,982,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 20.56	$ 19.05	$ 18.99	$ 15.28	$ 11.28
Income from Investment Operations
Net investment income (loss) D	.06	.09	.02 G	(.04)	(.04)	(.02) H
Net realized and unrealized gain (loss)	1.73	7.10	1.49	.10	3.75	4.05
Total from investment operations	1.79	7.19	1.51	.06	3.71	4.03
Distributions from net investment income	(.05)	(.07) I	-	-	-	(.03)
Distributions from net realized gain	-	(.02) I	-	-	-	-
Total distributions	(.05)	(.09)	-	-	-	(.03)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 29.40	$ 27.66	$ 20.56	$ 19.05	$ 18.99	$ 15.28
Total ReturnB, C	6.49%	35.13%	7.93%	.32%	24.28%	35.79%
Ratios to Average Net Assets E, J
Expenses before reductions	.70% A	.71%	.73%	.79%	.78%	.88%
Expenses net of fee waivers, if any	.70% A	.71%	.73%	.79%	.78%	.87%
Expenses net of all reductions	.70% A	.69%	.72%	.77%	.77%	.85%
Net investment income (loss)	.41% A	.39%	.09% G	(.21)%	(.26)%	(.15)% H
Supplemental Data
Net assets, end of period (in millions)	$ 1,662	$ 1,640	$ 1,385	$ 1,597	$ 1,925	$ 1,808
Portfolio turnover rateF	47% A	87%	165%	165%	116%	285%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.88	$ 20.74	$ 19.17	$ 19.06	$ 15.29	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.09	.15	.07 H	.01	- L	.02 I
Net realized and unrealized gain (loss)	1.75	7.14	1.50	.10	3.77	4.04
Total from investment operations	1.84	7.29	1.57	.11	3.77	4.06
Distributions from net investment income	(.11)	(.13) J	-	-	-	(.06)
Distributions from net realized gain	-	(.02) J	-	-	-	-
Total distributions	(.11)	(.15)	-	-	-	(.06)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 29.61	$ 27.88	$ 20.74	$ 19.17	$ 19.06	$ 15.29
Total Return B, C	6.62%	35.42%	8.19%	.58%	24.66%	36.14%
Ratios to Average Net Assets E, K
Expenses before reductions	.51% A	.48%	.48%	.54%	.52%	.60%
Expenses net of fee waivers, if any	.50% A	.48%	.48%	.54%	.52%	.60%
Expenses net of all reductions	.50% A	.46%	.47%	.53%	.51%	.58%
Net investment income (loss)	.61% A	.62%	.34% H	.03%	-% G	.12% I
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 342	$ 274	$ 220	$ 179	$ 120
Portfolio turnover rate F	47% A	87%	165%	165%	116%	285%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 444,149
Gross unrealized depreciation	(28,629)
Net unrealized appreciation (depreciation) on securities and other investments	$ 415,520

Tax cost	$ 1,609,204

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (758,882)
2017	(129,992)
Total capital loss carryforward	$ (888,874)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $464,799 and $553,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 2,006.24
Class K	80.05
	$ 2,086

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Growth Strategies	$ 3,012	$ 4,707
Class K	1,331	1,727
Total	$ 4,343	$ 6,434
From net realized gain
Growth Strategies	$ -	$ 1,370
Class K	-	270
Total	$ -	$ 1,640

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Growth Strategies
Shares sold	1,567	3,564	$ 44,409	$ 86,096
Reinvestment of distributions	108	291	2,940	5,939
Shares redeemed	(4,435)	(11,957)	(125,926)	(280,489)
Net increase (decrease)	(2,760)	(8,102)	$ (78,577)	$ (188,454)
Class K
Shares sold	1,427	1,869	$ 40,957	$ 44,660
Reinvestment of distributions	48	97	1,330	1,997
Shares redeemed	(1,481)	(2,902)	(42,515)	(68,408)
Net increase (decrease)	(6)	(936)	$ (228)	$ (21,751)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FEG-USAN-0714
1.786808.111

Fidelity®

Growth Strategies

Fund -
Class K

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Growth Strategies	.70%
Actual		$ 1,000.00	$ 1,064.90	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53
Class K	.50%
Actual		$ 1,000.00	$ 1,066.20	$ 2.58
Hypothetical A		$ 1,000.00	$ 1,022.44	$ 2.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	2.6	1.7
Kroger Co.	2.2	1.6
McGraw Hill Financial, Inc.	1.9	0.9
Lorillard, Inc.	1.8	1.4
IntercontinentalExchange Group, Inc.	1.8	1.4
Mead Johnson Nutrition Co. Class A	1.8	1.4
Delphi Automotive PLC	1.7	1.5
Agilent Technologies, Inc.	1.6	1.1
W.W. Grainger, Inc.	1.6	1.1
Delta Air Lines, Inc.	1.5	1.1
	18.5
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.1	24.3
Information Technology	16.5	15.5
Industrials	16.0	16.5
Health Care	15.8	15.3
Financials	9.6	9.5
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 98.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	13.7%	** Foreign investments	11.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 2.1%
Delphi Automotive PLC	483,098	$ 33,363
Tenneco, Inc. (a)	131,000	8,351
		41,714
Automobiles - 1.4%
Harley-Davidson, Inc.	405,000	28,852
Diversified Consumer Services - 1.0%
Service Corp. International	995,000	19,920
Hotels, Restaurants & Leisure - 4.8%
Bally Technologies, Inc. (a)	400,920	23,654
Brinker International, Inc.	250,000	12,413
Jack in the Box, Inc.	296,014	17,089
Melco Crown Entertainment Ltd. sponsored ADR	177,000	6,101
Penn National Gaming, Inc. (a)	936,394	10,918
Wyndham Worldwide Corp.	362,000	26,763
		96,938
Household Durables - 1.7%
Jarden Corp. (a)	268,516	15,193
Tupperware Brands Corp.	227,900	19,080
		34,273
Internet & Catalog Retail - 1.5%
HomeAway, Inc. (a)	45,000	1,386
Liberty Interactive Corp. Series A (a)	535,000	15,585
TripAdvisor, Inc. (a)	137,000	13,312
		30,283
Media - 2.3%
DIRECTV (a)	191,900	15,820
Omnicom Group, Inc.	315,500	22,448
Time Warner Cable, Inc.	60,800	8,583
		46,851
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	350,000	18,561
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	291,800	17,756
O'Reilly Automotive, Inc. (a)	205,000	30,330
Ross Stores, Inc.	225,300	15,422
		63,508
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.	267,600	22,701
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	122,000	$ 16,059
VF Corp.	447,700	28,214
		66,974
TOTAL CONSUMER DISCRETIONARY		447,874
CONSUMER STAPLES - 7.9%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,635
Monster Beverage Corp. (a)	168,924	11,720
		17,355
Food & Staples Retailing - 2.5%
Kroger Co.	930,000	44,398
Whole Foods Market, Inc.	157,100	6,008
		50,406
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	397,400	35,555
The Hershey Co.	104,400	10,162
		45,717
Personal Products - 0.5%
Herbalife Ltd.	169,000	10,956
Tobacco - 1.8%
Lorillard, Inc.	579,000	35,996
TOTAL CONSUMER STAPLES		160,430
ENERGY - 4.7%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	264,300	16,902
Dril-Quip, Inc. (a)	135,000	13,800
Oceaneering International, Inc.	229,900	16,564
Oil States International, Inc. (a)	121,700	13,092
		60,358
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	752,000	27,252
World Fuel Services Corp.	146,753	6,803
		34,055
TOTAL ENERGY		94,413
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.6%
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	151,800	$ 28,629
Ameriprise Financial, Inc.	127,600	14,369
FXCM, Inc. Class A (d)	966,869	12,937
Invesco Ltd.	334,640	12,281
		68,216
Consumer Finance - 0.6%
Springleaf Holdings, Inc.	469,100	11,010
Diversified Financial Services - 3.7%
IntercontinentalExchange Group, Inc.	182,400	35,823
McGraw Hill Financial, Inc.	472,040	38,599
		74,422
Insurance - 0.4%
Axis Capital Holdings Ltd.	193,100	8,881
Real Estate Investment Trusts - 0.1%
Gaming & Leisure Properties	69,273	2,325
Real Estate Management & Development - 1.4%
Altisource Portfolio Solutions SA (a)	103,800	11,440
CBRE Group, Inc. (a)	586,000	17,486
		28,926
TOTAL FINANCIALS		193,780
HEALTH CARE - 15.8%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	189,000	18,095
Health Care Equipment & Supplies - 1.4%
Covidien PLC	123,500	9,029
The Cooper Companies, Inc.	156,815	20,232
		29,261
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	334,000	24,442
Cardinal Health, Inc.	193,907	13,696
Cigna Corp.	44,000	3,950
DaVita HealthCare Partners, Inc. (a)	173,004	12,212
HCA Holdings, Inc. (a)	175,000	9,273
Henry Schein, Inc. (a)	103,400	12,372
MEDNAX, Inc. (a)	166,400	9,590
Universal Health Services, Inc. Class B	147,000	13,167
		98,702
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 2.5%
Agilent Technologies, Inc.	568,600	$ 32,376
Illumina, Inc. (a)	49,800	7,881
Mettler-Toledo International, Inc. (a)	38,600	9,458
		49,715
Pharmaceuticals - 6.1%
Actavis PLC (a)	253,000	53,521
Endo International PLC (a)	130,000	9,177
Jazz Pharmaceuticals PLC (a)	167,200	23,719
Mylan, Inc. (a)	338,500	16,871
Salix Pharmaceuticals Ltd. (a)	186,000	21,219
		124,507
TOTAL HEALTH CARE		320,280
INDUSTRIALS - 16.0%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	153,100	14,812
Meggitt PLC	2,533,687	20,577
TransDigm Group, Inc.	142,000	26,797
		62,186
Airlines - 3.1%
American Airlines Group, Inc.	356,300	14,309
Delta Air Lines, Inc.	790,000	31,529
United Continental Holdings, Inc. (a)	392,000	17,393
		63,231
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	431,400	13,175
Stericycle, Inc. (a)	97,300	11,128
		24,303
Electrical Equipment - 2.9%
AMETEK, Inc.	489,000	25,956
Hubbell, Inc. Class B	110,900	12,975
Rockwell Automation, Inc.	174,481	21,126
		60,057
Industrial Conglomerates - 1.4%
Roper Industries, Inc.	196,000	27,769
Machinery - 2.4%
IDEX Corp.	170,187	13,050
Ingersoll-Rand PLC	166,400	9,954
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pentair Ltd.	129,300	$ 9,651
Wabtec Corp.	199,900	15,740
		48,395
Professional Services - 0.3%
Dun & Bradstreet Corp.	69,000	7,124
Trading Companies & Distributors - 1.6%
W.W. Grainger, Inc.	123,983	32,033
TOTAL INDUSTRIALS		325,098
INFORMATION TECHNOLOGY - 16.5%
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	216,400	20,731
Ingram Micro, Inc. Class A (a)	132,700	3,685
		24,416
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	164,000	8,912
VeriSign, Inc. (a)	366,906	18,375
		27,287
IT Services - 5.8%
Alliance Data Systems Corp. (a)	75,400	19,306
Amdocs Ltd.	385,580	18,554
Fidelity National Information Services, Inc.	258,300	13,987
Fiserv, Inc. (a)	347,000	20,858
FleetCor Technologies, Inc. (a)	130,400	16,484
Genpact Ltd. (a)	675,100	11,375
Total System Services, Inc.	553,200	16,740
		117,304
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	392,400	27,731
Cree, Inc. (a)	232,800	11,202
NXP Semiconductors NV (a)	108,600	6,744
Xilinx, Inc.	343,000	16,107
		61,784
Software - 3.9%
Adobe Systems, Inc. (a)	188,000	12,134
Check Point Software Technologies Ltd. (a)	187,000	12,058
Concur Technologies, Inc. (a)	69,616	5,943
Intuit, Inc.	322,000	25,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	1,400	$ 74
Solera Holdings, Inc.	114,000	7,439
SS&C Technologies Holdings, Inc. (a)	73,000	3,113
Symantec Corp.	457,320	10,056
Workday, Inc. Class A (a)	41,100	3,221
		79,569
Technology Hardware, Storage & Peripherals - 1.1%
SanDisk Corp.	237,000	22,901
TOTAL INFORMATION TECHNOLOGY		333,261
MATERIALS - 6.1%
Chemicals - 4.1%
Airgas, Inc.	49,900	5,305
Celanese Corp. Class A	327,000	20,503
Eastman Chemical Co.	275,900	24,351
FMC Corp.	260,000	19,906
W.R. Grace & Co. (a)	144,800	13,333
		83,398
Containers & Packaging - 1.8%
Ball Corp.	140,000	8,450
Packaging Corp. of America	216,000	14,939
Rock-Tenn Co. Class A	128,900	13,023
		36,412
Metals & Mining - 0.2%
SunCoke Energy, Inc. (a)	163,800	3,289
TOTAL MATERIALS		123,099
TOTAL COMMON STOCKS (Cost $1,582,292)		1,998,235
Money Market Funds - 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	18,805,472	$ 18,805
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	7,683,500	7,684
TOTAL MONEY MARKET FUNDS (Cost $26,489)		26,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,608,781)		2,024,724
NET OTHER ASSETS (LIABILITIES) - 0.0%		519
NET ASSETS - 100%		$ 2,025,243
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	10
Total	$ 17
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.3%
Ireland	5.2%
Bailiwick of Jersey	1.7%
Bermuda	1.6%
Singapore	1.4%
United Kingdom	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,477) - See accompanying schedule: Unaffiliated issuers (cost $1,582,292)	$ 1,998,235
Fidelity Central Funds (cost $26,489)	26,489
Total Investments (cost $1,608,781)		$ 2,024,724
Receivable for investments sold		11,005
Receivable for fund shares sold		818
Dividends receivable		1,846
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		1
Other receivables		312
Total assets		2,038,708

Liabilities
Payable for investments purchased	$ 2,118
Payable for fund shares redeemed	2,430
Accrued management fee	714
Other affiliated payables	398
Other payables and accrued expenses	121
Collateral on securities loaned, at value	7,684
Total liabilities		13,465

Net Assets		$ 2,025,243
Net Assets consist of:
Paid in capital		$ 2,409,451
Undistributed net investment income		2,882
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(803,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		415,943
Net Assets		$ 2,025,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,661,924 ÷ 56,525 shares)	$ 29.40

Class K: Net Asset Value, offering price and redemption price per share ($363,319 ÷ 12,271 shares)	$ 29.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 11,136
Income from Fidelity Central Funds		17
Total income		11,153

Expenses
Management fee Basic fee	$ 6,000
Performance adjustment	(1,823)
Transfer agent fees	2,086
Accounting and security lending fees	305
Custodian fees and expenses	28
Independent trustees' compensation	4
Registration fees	35
Audit	30
Legal	8
Miscellaneous	7
Total expenses before reductions	6,680
Expense reductions	(14)	6,666
Net investment income (loss)		4,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	86,008
Foreign currency transactions	5
Total net realized gain (loss)		86,013
Change in net unrealized appreciation (depreciation) on: Investment securities		35,785
Net gain (loss)		121,798
Net increase (decrease) in net assets resulting from operations		$ 126,285

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,487	$ 7,760
Net realized gain (loss)	86,013	261,746
Change in net unrealized appreciation (depreciation)	35,785	271,312
Net increase (decrease) in net assets resulting from operations	126,285	540,818
Distributions to shareholders from net investment income	(4,343)	(6,434)
Distributions to shareholders from net realized gain	-	(1,640)
Total distributions	(4,343)	(8,074)
Share transactions - net increase (decrease)	(78,805)	(210,205)
Redemption fees	56	100
Total increase (decrease) in net assets	43,193	322,639

Net Assets
Beginning of period	1,982,050	1,659,411
End of period (including undistributed net investment income of $2,882 and undistributed net investment income of $2,738, respectively)	$ 2,025,243	$ 1,982,050

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.66	$ 20.56	$ 19.05	$ 18.99	$ 15.28	$ 11.28
Income from Investment Operations
Net investment income (loss) D	.06	.09	.02 G	(.04)	(.04)	(.02) H
Net realized and unrealized gain (loss)	1.73	7.10	1.49	.10	3.75	4.05
Total from investment operations	1.79	7.19	1.51	.06	3.71	4.03
Distributions from net investment income	(.05)	(.07) I	-	-	-	(.03)
Distributions from net realized gain	-	(.02) I	-	-	-	-
Total distributions	(.05)	(.09)	-	-	-	(.03)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 29.40	$ 27.66	$ 20.56	$ 19.05	$ 18.99	$ 15.28
Total ReturnB, C	6.49%	35.13%	7.93%	.32%	24.28%	35.79%
Ratios to Average Net Assets E, J
Expenses before reductions	.70% A	.71%	.73%	.79%	.78%	.88%
Expenses net of fee waivers, if any	.70% A	.71%	.73%	.79%	.78%	.87%
Expenses net of all reductions	.70% A	.69%	.72%	.77%	.77%	.85%
Net investment income (loss)	.41% A	.39%	.09% G	(.21)%	(.26)%	(.15)% H
Supplemental Data
Net assets, end of period (in millions)	$ 1,662	$ 1,640	$ 1,385	$ 1,597	$ 1,925	$ 1,808
Portfolio turnover rateF	47% A	87%	165%	165%	116%	285%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 27.88	$ 20.74	$ 19.17	$ 19.06	$ 15.29	$ 11.29
Income from Investment Operations
Net investment income (loss) D	.09	.15	.07 H	.01	- L	.02 I
Net realized and unrealized gain (loss)	1.75	7.14	1.50	.10	3.77	4.04
Total from investment operations	1.84	7.29	1.57	.11	3.77	4.06
Distributions from net investment income	(.11)	(.13) J	-	-	-	(.06)
Distributions from net realized gain	-	(.02) J	-	-	-	-
Total distributions	(.11)	(.15)	-	-	-	(.06)
Redemption fees added to paid in capital D, L	-	-	-	-	-	-
Net asset value, end of period	$ 29.61	$ 27.88	$ 20.74	$ 19.17	$ 19.06	$ 15.29
Total Return B, C	6.62%	35.42%	8.19%	.58%	24.66%	36.14%
Ratios to Average Net Assets E, K
Expenses before reductions	.51% A	.48%	.48%	.54%	.52%	.60%
Expenses net of fee waivers, if any	.50% A	.48%	.48%	.54%	.52%	.60%
Expenses net of all reductions	.50% A	.46%	.47%	.53%	.51%	.58%
Net investment income (loss)	.61% A	.62%	.34% H	.03%	-% G	.12% I
Supplemental Data
Net assets, end of period (in millions)	$ 363	$ 342	$ 274	$ 220	$ 179	$ 120
Portfolio turnover rate F	47% A	87%	165%	165%	116%	285%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%.

J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 444,149
Gross unrealized depreciation	(28,629)
Net unrealized appreciation (depreciation) on securities and other investments	$ 415,520

Tax cost	$ 1,609,204

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (758,882)
2017	(129,992)
Total capital loss carryforward	$ (888,874)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $464,799 and $553,179, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap® Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .42% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 2,006.24
Class K	80.05
	$ 2,086

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $10. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $7.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Growth Strategies	$ 3,012	$ 4,707
Class K	1,331	1,727
Total	$ 4,343	$ 6,434
From net realized gain
Growth Strategies	$ -	$ 1,370
Class K	-	270
Total	$ -	$ 1,640

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Growth Strategies
Shares sold	1,567	3,564	$ 44,409	$ 86,096
Reinvestment of distributions	108	291	2,940	5,939
Shares redeemed	(4,435)	(11,957)	(125,926)	(280,489)
Net increase (decrease)	(2,760)	(8,102)	$ (78,577)	$ (188,454)
Class K
Shares sold	1,427	1,869	$ 40,957	$ 44,660
Reinvestment of distributions	48	97	1,330	1,997
Shares redeemed	(1,481)	(2,902)	(42,515)	(68,408)
Net increase (decrease)	(6)	(936)	$ (228)	$ (21,751)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FEG-K-USAN-0714
1.863030.105

Fidelity®

New Millennium Fund®

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Actual	.87%	$ 1,000.00	$ 1,075.00	$ 4.50
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	2.8	2.6
IBM Corp.	2.3	1.5
Wells Fargo & Co.	2.1	2.4
Schlumberger Ltd.	1.9	1.6
Verizon Communications, Inc.	1.9	0.9
JPMorgan Chase & Co.	1.9	2.1
American International Group, Inc.	1.8	2.2
Comcast Corp. Class A	1.5	1.3
Bank of America Corp.	1.5	1.8
Yum! Brands, Inc.	1.3	1.3
	19.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.0	21.3
Financials	17.5	20.0
Consumer Discretionary	13.0	12.5
Health Care	12.1	13.6
Industrials	11.3	13.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 88.5%		Stocks 94.8%
	Bonds 0.0%†		Bonds 0.0%†
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other 0.3%		Other 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 11.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	12.8%	** Foreign investments	14.2%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.6%
Johnson Controls, Inc.	251,000	$ 12,138
Tenneco, Inc. (a)	150,000	9,563
		21,701
Automobiles - 0.7%
Tesla Motors, Inc. (a)(d)	129,900	26,989
Distributors - 0.3%
Pool Corp.	172,300	9,947
Diversified Consumer Services - 0.3%
H&R Block, Inc.	325,000	9,679
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	336,700	8,882
Domino's Pizza, Inc.	169,700	12,295
Jubilant Foodworks Ltd. (a)	390,127	7,643
Starbucks Corp.	223,700	16,384
Yum! Brands, Inc.	636,400	49,200
Zoe's Kitchen, Inc.	188,100	5,511
		99,915
Household Durables - 0.7%
D.R. Horton, Inc.	423,800	10,036
Toll Brothers, Inc. (a)	304,413	11,026
Wayfair LLC Series B (f)(g)	202,148	5,302
		26,364
Internet & Catalog Retail - 0.6%
Liberty Interactive Corp. Series A (a)	250,000	7,283
Rakuten, Inc.	639,000	8,324
zulily, Inc. (d)	168,100	5,838
		21,445
Leisure Products - 0.2%
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	9,433
Media - 4.1%
Altice S.A.	44,400	3,226
Comcast Corp. Class A	1,063,160	55,497
DIRECTV (a)	301,500	24,856
Legend Pictures LLC (a)(f)(g)	1,010	1,821
The Walt Disney Co.	546,800	45,937
Viacom, Inc. Class B (non-vtg.)	200,400	17,100
		148,437
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.6%
Cabela's, Inc. Class A (a)(d)	254,300	$ 15,571
Citi Trends, Inc. (a)	447,566	9,023
GameStop Corp. Class A	156,597	5,927
PT ACE Hardware Indonesia Tbk	99,865,000	7,698
Sally Beauty Holdings, Inc. (a)	346,400	8,875
Tile Shop Holdings, Inc. (a)(d)	250,000	3,730
World Duty Free SpA (a)	454,487	6,313
		57,137
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA (d)	789,400	20,252
Hanesbrands, Inc.	147,400	12,504
Hermes International SCA	34,995	12,403
		45,159
TOTAL CONSUMER DISCRETIONARY		476,206
CONSUMER STAPLES - 5.0%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	213,200	17,937
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	452,600	35,448
Masan Consumer Corp. unit (a)(f)(g)	125,000	11,875
Walgreen Co.	306,000	22,004
		69,327
Food Products - 1.6%
Amira Nature Foods Ltd. (a)(d)	1,353,252	18,946
Associated British Foods PLC	230,300	11,650
Ingredion, Inc.	172,700	13,151
The Hershey Co.	126,731	12,336
		56,083
Tobacco - 1.0%
Japan Tobacco, Inc.	419,200	14,240
Lorillard, Inc.	375,000	23,314
		37,554
TOTAL CONSUMER STAPLES		180,901
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.4%
Energy Equipment & Services - 3.2%
Helmerich & Payne, Inc.	158,300	$ 17,405
McDermott International, Inc. (a)(d)	1,109,300	8,054
Oceaneering International, Inc.	197,937	14,261
Odfjell Drilling A/S	1,415,600	8,051
Schlumberger Ltd.	681,300	70,882
		118,653
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	281,200	28,924
Antero Resources Corp.	287,200	17,663
Cabot Oil & Gas Corp.	546,000	19,787
Cimarex Energy Co.	135,400	17,484
EOG Resources, Inc.	350,600	37,093
EQT Corp.	131,600	14,065
Noble Energy, Inc.	117,100	8,439
PrairieSky Royalty Ltd.	14,500	485
Southwestern Energy Co. (a)	212,800	9,676
		153,616
TOTAL ENERGY		272,269
FINANCIALS - 17.5%
Banks - 7.8%
Bank of America Corp.	3,538,400	53,571
Citigroup, Inc.	809,500	38,508
First Republic Bank	479,000	24,362
FirstMerit Corp.	349,400	6,523
JPMorgan Chase & Co.	1,249,500	69,435
Standard Chartered PLC (United Kingdom)	631,566	14,212
Wells Fargo & Co.	1,537,300	78,064
		284,675
Capital Markets - 2.4%
Apollo Investment Corp.	1,113,299	9,329
Artisan Partners Asset Management, Inc.	173,980	10,007
Charles Schwab Corp.	555,300	13,999
KKR & Co. LP	1,192,104	27,097
Morgan Stanley	761,500	23,500
WisdomTree Investments, Inc. (a)(d)	425,094	4,417
		88,349
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.8%
American Express Co.	328,800	$ 30,085
Insurance - 4.7%
AIA Group Ltd.	4,396,000	22,028
American International Group, Inc.	1,242,800	67,198
Arch Capital Group Ltd. (a)	248,700	14,158
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,200	13,150
Fidelity National Financial, Inc. Class A	315,000	10,502
MetLife, Inc.	575,400	29,305
The Chubb Corp.	167,400	15,511
		171,852
Real Estate Investment Trusts - 0.1%
Aviv REIT, Inc.	200,000	5,550
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	354,300	13,173
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)	1,967,300	16,683
Radian Group, Inc. (d)	2,028,423	29,250
		45,933
TOTAL FINANCIALS		639,617
HEALTH CARE - 12.1%
Biotechnology - 1.3%
Amgen, Inc.	254,380	29,506
BioMarin Pharmaceutical, Inc. (a)	84,500	4,898
Cubist Pharmaceuticals, Inc. rights (a)	437,900	72
Neurocrine Biosciences, Inc. (a)	462,870	6,429
Theravance, Inc. (a)(d)	176,800	5,065
		45,970
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	271,683	14,837
Boston Scientific Corp. (a)	684,400	8,781
Covidien PLC	173,400	12,677
Edwards Lifesciences Corp. (a)	423,078	34,354
HeartWare International, Inc. (a)	270,050	24,350
The Cooper Companies, Inc.	118,841	15,333
		110,332
Health Care Providers & Services - 3.5%
Amplifon SpA	1,094,650	6,774
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Capital Senior Living Corp. (a)	583,800	$ 13,859
Community Health Systems, Inc. (a)	277,500	11,591
Corvel Corp. (a)	200,000	9,444
Henry Schein, Inc. (a)	109,500	13,102
Humana, Inc.	97,700	12,160
Qualicorp SA (a)	511,000	5,383
UnitedHealth Group, Inc.	547,700	43,613
Universal Health Services, Inc. Class B	128,900	11,546
		127,472
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	24,300	369
HealthStream, Inc. (a)	200,000	5,146
		5,515
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	307,100	17,486
Eurofins Scientific SA	122,208	37,482
Illumina, Inc. (a)(d)	212,300	33,596
		88,564
Pharmaceuticals - 1.8%
Astellas Pharma, Inc.	851,800	10,958
Impax Laboratories, Inc. (a)	237,800	6,601
Merck & Co., Inc.	654,200	37,852
Prestige Brands Holdings, Inc. (a)	300,000	10,260
		65,671
TOTAL HEALTH CARE		443,524
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.5%
Esterline Technologies Corp. (a)	100,000	11,145
KEYW Holding Corp. (a)(d)	1,477,438	15,661
Precision Castparts Corp.	82,400	20,846
Teledyne Technologies, Inc. (a)	77,700	7,364
Textron, Inc.	426,800	16,739
TransDigm Group, Inc.	125,900	23,759
United Technologies Corp.	288,119	33,485
		128,999
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	153,500	9,189
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	221,816	$ 10,432
United Parcel Service, Inc. Class B	270,445	28,094
		47,715
Airlines - 0.2%
Copa Holdings SA Class A	55,600	7,947
Building Products - 0.5%
Tarkett SA	250,283	10,464
Universal Forest Products, Inc.	133,500	6,481
		16,945
Commercial Services & Supplies - 1.1%
Clean Harbors, Inc. (a)	165,000	10,083
Interface, Inc.	874,900	15,958
KAR Auction Services, Inc.	275,000	8,399
U.S. Ecology, Inc.	132,756	6,558
		40,998
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	281,044	15,477
Electrical Equipment - 1.2%
Eaton Corp. PLC	172,151	12,686
OSRAM Licht AG (a)	244,773	12,421
Rockwell Automation, Inc.	155,658	18,847
		43,954
Machinery - 0.7%
Fanuc Corp.	33,700	5,760
GEA Group AG	187,744	8,076
Harmonic Drive Systems, Inc.	385,600	12,537
		26,373
Professional Services - 0.7%
Acacia Research Corp. (d)	507,108	8,185
Bureau Veritas SA	240,000	7,237
Michael Page International PLC	1,145,211	8,805
		24,227
Road & Rail - 0.6%
Kansas City Southern	209,700	22,547
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	187,100	6,455
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rush Enterprises, Inc. Class A (a)	307,600	$ 10,206
United Rentals, Inc. (a)	219,400	22,170
		38,831
TOTAL INDUSTRIALS		414,013
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.5%
Brocade Communications Systems, Inc.	1,123,000	10,242
Juniper Networks, Inc. (a)	297,200	7,270
		17,512
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	139,841	13,397
Measurement Specialties, Inc. (a)	259,400	16,480
Trimble Navigation Ltd. (a)	187,463	6,762
		36,639
Internet Software & Services - 3.5%
Akamai Technologies, Inc. (a)	260,400	14,150
Cornerstone OnDemand, Inc. (a)	242,340	9,740
Demandware, Inc. (a)	108,800	6,625
Google, Inc.:
Class A (a)	62,800	35,900
Class C (a)	62,800	35,230
Shutterstock, Inc. (a)(d)	112,240	7,300
Yahoo!, Inc. (a)	575,300	19,934
		128,879
IT Services - 6.5%
Alliance Data Systems Corp. (a)	32,700	8,373
Cognizant Technology Solutions Corp. Class A (a)	345,200	16,780
Fidelity National Information Services, Inc.	397,900	21,546
Fiserv, Inc. (a)	200,700	12,064
IBM Corp.	448,600	82,704
Paychex, Inc.	408,800	16,806
Quindell PLC (d)	34,806,331	12,106
Total System Services, Inc.	568,500	17,203
Visa, Inc. Class A	225,000	48,337
		235,919
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	1,091,800	22,043
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	250,000	$ 7,968
GT Advanced Technologies, Inc. (a)(d)	632,810	10,669
SunEdison, Inc. (a)	424,484	8,358
		49,038
Software - 5.1%
Aspen Technology, Inc. (a)	288,900	12,420
Callidus Software, Inc. (a)	701,300	7,371
Citrix Systems, Inc. (a)	119,400	7,399
Concur Technologies, Inc. (a)(d)	125,767	10,737
MICROS Systems, Inc. (a)	112,800	6,026
Microsoft Corp.	2,531,500	103,635
NetSuite, Inc. (a)	137,200	11,043
Nuance Communications, Inc. (a)(d)	688,600	11,145
Red Hat, Inc. (a)	141,000	7,067
ServiceNow, Inc. (a)	164,100	8,584
Trion World Network, Inc.:
warrants 8/10/17 (a)(g)	28,652	0
warrants 10/3/18 (a)(g)	41,940	0
		185,427
TOTAL INFORMATION TECHNOLOGY		653,414
MATERIALS - 1.5%
Chemicals - 1.3%
Eastman Chemical Co.	134,400	11,862
Monsanto Co.	152,200	18,546
Praxair, Inc.	114,600	15,155
		45,563
Metals & Mining - 0.2%
Constellium NV (a)	294,600	8,585
TOTAL MATERIALS		54,148
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
TW Telecom, Inc. (a)	327,200	10,729
Verizon Communications, Inc.	1,391,385	69,514
		80,243
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
RingCentral, Inc. (d)	300,000	$ 3,651
Vodafone Group PLC sponsored ADR	385,036	13,480
		17,131
TOTAL TELECOMMUNICATION SERVICES		97,374
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	7,943,316	4,026
TOTAL COMMON STOCKS (Cost $2,414,704)		3,235,492
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Glam Media, Inc. Series M-1, 8.00% (a)(g)	128,191	665
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Trion World Network, Inc.:
8.00% (a)(g)	76,875	139
Series C, 8.00% (a)(g)	910,747	1,648
Series C-1, 8.00% (a)(g)	71,630	130
		1,917
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,517)		2,582
Convertible Bonds - 0.0%
Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (g) (Cost $260)	$ 260	260
Other - 0.3%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (e)(g)(h)	$ 4,520	$ 4,520
	Shares
EQTY ER Holdings, LLC (e)(g)(h)	2,260,000	5,060
TOTAL OTHER (Cost $6,783)		9,580
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 0.10% (b)	413,678,734	413,679
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	106,792,078	106,792
TOTAL MONEY MARKET FUNDS (Cost $520,471)		520,471
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $2,950,735)		3,768,385
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(113,852)
NET ASSETS - 100%		$ 3,654,533
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,853,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 4,520
EQTY ER Holdings, LLC	1/29/13	$ 2,260
Glam Media, Inc. Series M-1, 8.00%	3/19/08	$ 2,344
Legend Pictures LLC	9/23/10 - 12/18/12	$ 1,103
Masan Consumer Corp. unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Security	Acquisition Date	Acquisition Cost (000s)
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$ 0
Trion World Network, Inc. 8.00%	3/20/13	$ 404
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 393
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13	$ 260
Wayfair LLC Series B	3/5/14	$ 5,302
(h) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 88
Fidelity Securities Lending Cash Central Fund	616
Total	$ 704
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 4,520	$ -	$ -	$ 542	$ 4,520
EQTY ER Holdings, LLC	2,260	-	-	-	5,060
Total	$ 6,780	$ -	$ -	$ 542	$ 9,580
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 476,871	$ 451,326	$ 8,324	$ 17,221
Consumer Staples	180,901	154,786	14,240	11,875
Energy	272,269	272,269	-	-
Financials	639,617	639,617	-	-
Health Care	443,524	432,566	10,958	-
Industrials	414,013	395,716	18,297	-
Information Technology	655,331	653,414	-	1,917
Materials	54,148	54,148	-	-
Telecommunication Services	97,374	97,374	-	-
Utilities	4,026	4,026	-	-
Corporate Bonds	260	-	-	260
Other/Energy	9,580	-	9,580	-
Money Market Funds	520,471	520,471	-	-
Total Investments in Securities:	$ 3,768,385	$ 3,675,713	$ 61,399	$ 31,273
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.2%
Curacao	1.9%
United Kingdom	1.7%
Japan	1.4%
Luxembourg	1.1%
Italy	1.0%
Others (Individually Less Than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $103,203) - See accompanying schedule: Unaffiliated issuers (cost $2,423,481)	$ 3,238,334
Fidelity Central Funds (cost $520,471)	520,471
Other affiliated issuers (cost $6,783)	9,580
Total Investments (cost $2,950,735)		$ 3,768,385
Receivable for investments sold		593
Receivable for fund shares sold		14,686
Dividends receivable		3,968
Interest receivable		77
Distributions receivable from Fidelity Central Funds		234
Prepaid expenses		1
Receivable from investment adviser for expense reductions		1
Other receivables		14
Total assets		3,787,959

Liabilities
Payable to custodian bank	$ 312
Payable for investments purchased	20,397
Payable for fund shares redeemed	2,550
Accrued management fee	1,827
Other affiliated payables	519
Other payables and accrued expenses	55
Deferred taxes	974
Collateral on securities loaned, at value	106,792
Total liabilities		133,426

Net Assets		$ 3,654,533
Net Assets consist of:
Paid in capital		$ 2,633,833
Undistributed net investment income		14,489
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		189,537
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		816,674
Net Assets, for 89,843 shares outstanding		$ 3,654,533
Net Asset Value, offering price and redemption price per share ($3,654,533 ÷ 89,843 shares)		$ 40.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 18,701
Special dividends		12,215
Interest (including $542 earned from other affiliated issuers)		554
Income from Fidelity Central Funds		704
Total income		32,174

Expenses
Management fee Basic fee	$ 9,525
Performance adjustment	1,311
Transfer agent fees	2,380
Accounting and security lending fees	479
Custodian fees and expenses	42
Independent trustees' compensation	6
Registration fees	83
Audit	50
Legal	5
Miscellaneous	10
Total expenses before reductions	13,891
Expense reductions	(90)	13,801
Net investment income (loss)		18,373
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	207,229
Foreign currency transactions	(96)
Total net realized gain (loss)		207,133
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $53)	(3,646)
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		(3,636)
Net gain (loss)		203,497
Net increase (decrease) in net assets resulting from operations		$ 221,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,373	$ 15,181
Net realized gain (loss)	207,133	171,378
Change in net unrealized appreciation (depreciation)	(3,636)	503,359
Net increase (decrease) in net assets resulting from operations	221,870	689,918
Distributions to shareholders from net investment income	(13,585)	(22,494)
Distributions to shareholders from net realized gain	(150,616)	(162,179)
Total distributions	(164,201)	(184,673)
Share transactions Proceeds from sales of shares	888,492	651,639
Reinvestment of distributions	157,471	177,260
Cost of shares redeemed	(275,593)	(508,175)
Net increase (decrease) in net assets resulting from share transactions	770,370	320,724
Total increase (decrease) in net assets	828,039	825,969

Net Assets
Beginning of period	2,826,494	2,000,525
End of period (including undistributed net investment income of $14,490 and undistributed net investment income of $9,701, respectively)	$ 3,654,533	$ 2,826,494
Other Information Shares
Sold	22,218	18,244
Issued in reinvestment of distributions	4,160	5,939
Redeemed	(6,922)	(14,728)
Net increase (decrease)	19,456	9,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.16	$ 32.83	$ 29.63	$ 27.36	$ 23.58	$ 17.09
Income from Investment Operations
Net investment income (loss) D	.23 G	.23	.32	.12	.04	.09
Net realized and unrealized gain (loss)	2.59	10.14	3.85	2.30	3.86	6.51
Total from investment operations	2.82	10.37	4.17	2.42	3.90	6.60
Distributions from net investment income	(.19)	(.37)	(.13)	(.03)	(.09)	(.09)
Distributions from net realized gain	(2.11)	(2.67)	(.84)	(.12)	(.03)	(.02)
Total distributions	(2.30)	(3.04)	(.97)	(.15)	(.12)	(.11)
Net asset value, end of period	$ 40.68	$ 40.16	$ 32.83	$ 29.63	$ 27.36	$ 23.58
Total Return B, C	7.50%	34.78%	14.63%	8.86%	16.58%	38.86%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.88%	.96%	1.00%	1.04%	1.05%
Expenses net of fee waivers, if any	.87% A	.88%	.96%	1.00%	1.04%	1.05%
Expenses net of all reductions	.87% A	.87%	.96%	.99%	1.03%	1.03%
Net investment income (loss)	1.16% A, G	.65%	1.02%	.41%	.16%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 3,655	$ 2,826	$ 2,001	$ 1,780	$ 1,782	$ 1,618
Portfolio turnover rate F	45% A	49%	71%	69%	72%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.15 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. One of the Fund's investments, EQTY ER Holdings, LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal and state taxes upon disposition. The tax liability may differ materially depending on conditions when the investment is disposed. At period end, the estimated tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 871,484
Gross unrealized depreciation	(58,502)
Net unrealized appreciation (depreciation) on securities and other investments	$ 812,982

Tax cost	$ 2,955,403

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,034,957 and $680,929, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P® 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,708. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $616, including $35 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $43 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $47.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NMF-USAN-0714
1.786815.111

Fidelity®

Series Growth Company

Fund

Fidelity Series Growth Company
Fund

Class F

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity® Series Growth Company Fund or 1-800-835-5092 for Class F of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Series Growth Company	.74%
Actual		$ 1,000.00	$ 1,057.10	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.24	$ 3.73
Class F	.57%
Actual		$ 1,000.00	$ 1,058.40	$ 2.93
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
salesforce.com, Inc.	3.8	4.0
Google, Inc. Class C	2.5	0.0
Google, Inc. Class A	2.5	4.6
Facebook, Inc. Class A	2.2	1.8
Regeneron Pharmaceuticals, Inc.	2.0	2.3
NVIDIA Corp.	2.0	1.6
Gilead Sciences, Inc.	1.7	1.6
Alexion Pharmaceuticals, Inc.	1.5	1.2
Keurig Green Mountain, Inc.	1.4	0.9
	24.2
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.3	32.2
Health Care	19.6	19.9
Consumer Discretionary	13.7	16.0
Consumer Staples	11.6	11.3
Industrials	8.6	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 99.1%		Stocks 99.2%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	7.6%	** Foreign investments	8.6%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.1%
Johnson Controls, Inc.	137,222	$ 6,636,056
Automobiles - 0.4%
Ford Motor Co.	500,100	8,221,644
Tesla Motors, Inc. (a)	139,000	28,880,030
		37,101,674
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	288,000	41,618,880
China Lodging Group Ltd. ADR (a)	88,100	2,211,310
Chipotle Mexican Grill, Inc. (a)	75,200	41,141,168
Chuy's Holdings, Inc. (a)	351,400	11,480,238
Domino's Pizza, Inc.	6,600	478,170
Dunkin' Brands Group, Inc.	535,300	23,960,028
Home Inns & Hotels Management, Inc. sponsored ADR (a)	656,678	20,691,924
Hyatt Hotels Corp. Class A (a)	220,100	13,461,316
Las Vegas Sands Corp.	346,700	26,529,484
McDonald's Corp.	513,700	52,104,591
Multimedia Games Holding Co., Inc. (a)	140,472	4,038,570
Panera Bread Co. Class A (a)	40,200	6,175,122
Royal Caribbean Cruises Ltd.	25,700	1,420,953
Starbucks Corp.	955,000	69,944,200
Starwood Hotels & Resorts Worldwide, Inc.	452,200	36,108,170
Yum! Brands, Inc.	359,800	27,816,138
		379,180,262
Household Durables - 0.1%
Lennar Corp. Class A	143,500	5,869,150
Tempur Sealy International, Inc. (a)	108,300	5,952,168
		11,821,318
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	347,099	108,485,792
Ctrip.com International Ltd. sponsored ADR (a)	144,900	8,030,358
JD.com, Inc. sponsored ADR	70,500	1,762,500
Netflix, Inc. (a)	43,100	18,008,473
priceline.com, Inc. (a)	60,000	76,717,800
TripAdvisor, Inc. (a)	66,700	6,481,239
		219,486,162
Media - 1.2%
AMC Networks, Inc. Class A (a)	15,000	928,200
CBS Corp. Class B	22,600	1,347,186
Comcast Corp. Class A	1,810,500	94,508,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp.	165,000	$ 4,311,450
Twenty-First Century Fox, Inc. Class A	383,200	13,569,112
		114,664,048
Multiline Retail - 0.4%
Dollar General Corp. (a)	79,900	4,297,022
Dollar Tree, Inc. (a)	194,000	10,287,820
Nordstrom, Inc.	138,000	9,392,280
Ryohin Keikaku Co. Ltd.	20,100	2,189,278
Target Corp.	310,500	17,623,980
		43,790,380
Specialty Retail - 2.0%
AutoNation, Inc. (a)	167,700	9,587,409
Bed Bath & Beyond, Inc. (a)	98,500	5,993,725
CarMax, Inc. (a)	508,348	22,524,900
Five Below, Inc. (a)	463,600	16,782,320
Home Depot, Inc.	908,200	72,864,886
L Brands, Inc.	224,000	12,855,360
Lumber Liquidators Holdings, Inc. (a)(d)	458,400	35,608,512
Restoration Hardware Holdings, Inc. (a)	59,400	3,948,912
Tiffany & Co., Inc.	38,800	3,857,108
Urban Outfitters, Inc. (a)	111,100	3,724,072
		187,747,204
Textiles, Apparel & Luxury Goods - 3.3%
Fossil Group, Inc. (a)	87,667	9,183,995
Kate Spade & Co. (a)	1,747,534	63,627,713
lululemon athletica, Inc. (a)(d)	2,161,700	96,476,671
Michael Kors Holdings Ltd. (a)	242,151	22,854,211
Moncler SpA	8,000	145,912
NIKE, Inc. Class B	710,600	54,652,246
Prada SpA	741,300	5,545,683
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	758,700	33,762,150
Under Armour, Inc. Class A (sub. vtg.) (a)	249,000	12,646,710
VF Corp.	220,800	13,914,816
		312,810,107
TOTAL CONSUMER DISCRETIONARY		1,313,237,211
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 11.6%
Beverages - 2.4%
Dr. Pepper Snapple Group, Inc.	109,100	$ 6,295,070
Monster Beverage Corp. (a)	1,002,800	69,574,264
PepsiCo, Inc.	573,200	50,630,756
SABMiller PLC	233,900	12,981,212
The Coca-Cola Co.	2,292,400	93,782,084
		233,263,386
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	368,900	42,799,778
CVS Caremark Corp.	210,300	16,470,696
Drogasil SA	386,000	3,273,669
Kroger Co.	324,300	15,482,082
Sprouts Farmers Market LLC	282,500	7,655,750
Wal-Mart Stores, Inc.	605,600	46,491,912
Walgreen Co.	344,400	24,765,804
Whole Foods Market, Inc.	312,400	11,946,176
		168,885,867
Food Products - 3.7%
Archer Daniels Midland Co.	915,700	41,151,558
Associated British Foods PLC	312,200	15,793,485
Bunge Ltd.	665,800	51,739,318
Campbell Soup Co. (d)	63,000	2,891,700
General Mills, Inc.	192,400	10,568,532
Kellogg Co.	166,400	11,478,272
Keurig Green Mountain, Inc.	1,146,796	129,335,653
Kraft Foods Group, Inc.	86,900	5,167,074
Mead Johnson Nutrition Co. Class A	522,200	46,721,234
Mondelez International, Inc.	100,900	3,795,858
The Hain Celestial Group, Inc. (a)	23,200	2,104,704
The Hershey Co.	140,600	13,686,004
Tyson Foods, Inc. Class A	360,500	15,306,830
Want Want China Holdings Ltd.	4,830,000	6,740,737
		356,480,959
Household Products - 0.8%
Church & Dwight Co., Inc.	118,200	8,182,986
Colgate-Palmolive Co.	424,300	29,022,120
Kimberly-Clark Corp.	111,000	12,470,850
Procter & Gamble Co.	326,000	26,337,540
		76,013,496
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 1.0%
Herbalife Ltd.	1,334,200	$ 86,496,186
Nu Skin Enterprises, Inc. Class A	91,400	6,748,976
		93,245,162
Tobacco - 1.9%
Altria Group, Inc.	1,059,000	44,012,040
Japan Tobacco, Inc.	157,300	5,343,235
Lorillard, Inc.	637,900	39,658,243
Philip Morris International, Inc.	1,057,200	93,604,488
		182,618,006
TOTAL CONSUMER STAPLES		1,110,506,876
ENERGY - 5.9%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	24,500	3,370,465
FMC Technologies, Inc. (a)	303,300	17,609,598
Halliburton Co.	572,900	37,032,256
Schlumberger Ltd.	625,079	65,033,219
		123,045,538
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	380,700	39,158,802
Cabot Oil & Gas Corp.	392,400	14,220,576
Chesapeake Energy Corp.	549,894	15,792,956
Concho Resources, Inc. (a)	349,200	46,024,560
Continental Resources, Inc. (a)(d)	495,200	69,506,272
Devon Energy Corp.	151,800	11,218,020
EOG Resources, Inc.	539,400	57,068,520
Hess Corp.	194,200	17,730,460
Kosmos Energy Ltd. (a)	368,000	3,856,640
Noble Energy, Inc.	299,200	21,563,344
Occidental Petroleum Corp.	152,800	15,232,632
PDC Energy, Inc. (a)	270,038	17,333,739
Peabody Energy Corp.	152,700	2,467,632
Pioneer Natural Resources Co.	361,293	75,929,337
Range Resources Corp.	126,200	11,730,290
Southwestern Energy Co. (a)	129,600	5,892,912
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	308,600	$ 17,297,030
Whiting Petroleum Corp. (a)	49,000	3,520,650
		445,544,372
TOTAL ENERGY		568,589,910
FINANCIALS - 3.4%
Banks - 1.0%
Bank of America Corp.	528,500	8,001,490
Citigroup, Inc.	115,900	5,513,363
HDFC Bank Ltd. sponsored ADR	483,100	21,753,993
JPMorgan Chase & Co.	338,600	18,816,002
PrivateBancorp, Inc.	905,400	24,183,234
Signature Bank (a)	104,700	12,126,354
Wells Fargo & Co.	151,500	7,693,170
		98,087,606
Capital Markets - 1.4%
BlackRock, Inc. Class A	138,000	42,076,200
Charles Schwab Corp.	1,654,600	41,712,466
Evercore Partners, Inc. Class A	118,300	6,511,232
Franklin Resources, Inc.	23,300	1,286,393
ICG Group, Inc. (a)	887,918	17,154,576
Morgan Stanley	550,200	16,979,172
T. Rowe Price Group, Inc.	157,800	12,865,434
		138,585,473
Consumer Finance - 0.7%
American Express Co.	316,100	28,923,150
Discover Financial Services	585,858	34,641,784
		63,564,934
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	2,233,000	10,944,222
Real Estate Investment Trusts - 0.1%
American Tower Corp.	72,500	6,498,175
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	497,600	11,713,504
TOTAL FINANCIALS		329,393,914
Common Stocks - continued
	Shares	Value
HEALTH CARE - 19.5%
Biotechnology - 13.6%
ACADIA Pharmaceuticals, Inc. (a)	643,650	$ 13,291,373
Aegerion Pharmaceuticals, Inc. (a)	35,500	1,166,175
Agios Pharmaceuticals, Inc. (d)	166,938	5,869,540
Alexion Pharmaceuticals, Inc. (a)	840,700	139,825,224
Alkermes PLC (a)	2,404,900	110,168,469
Alnylam Pharmaceuticals, Inc. (a)	1,211,536	71,831,969
Amgen, Inc.	631,600	73,259,284
Array BioPharma, Inc. (a)	629,400	2,643,480
Biogen Idec, Inc. (a)	271,900	86,836,703
Bluebird Bio, Inc. (d)	460,300	10,642,136
Celgene Corp. (a)	234,700	35,916,141
Celldex Therapeutics, Inc. (a)	499,800	7,302,078
Cepheid, Inc. (a)	517,200	23,299,860
Chimerix, Inc. (a)	536,500	9,898,425
Clovis Oncology, Inc. (a)	446,100	22,844,781
Dicerna Pharmaceuticals, Inc.	197,728	3,195,284
Eleven Biotherapeutics, Inc.	149,112	1,610,410
Exelixis, Inc. (a)(d)	3,396,504	11,242,428
Genocea Biosciences, Inc.	117,421	2,226,302
Gilead Sciences, Inc. (a)	1,951,900	158,513,799
ImmunoGen, Inc. (a)(d)	1,282,600	15,160,332
Immunomedics, Inc. (a)	1,298,100	4,322,673
Infinity Pharmaceuticals, Inc. (a)	193,500	1,954,350
Intercept Pharmaceuticals, Inc. (a)	7,000	1,656,270
InterMune, Inc. (a)	123,900	4,908,918
Intrexon Corp. (d)	278,000	5,863,020
Ironwood Pharmaceuticals, Inc. Class A (a)	1,611,356	23,074,618
Isis Pharmaceuticals, Inc. (a)	2,088,785	61,034,298
Lexicon Pharmaceuticals, Inc. (a)	9,251,115	12,211,472
Merrimack Pharmaceuticals, Inc. (a)(d)	2,018,438	15,683,263
Momenta Pharmaceuticals, Inc. (a)	285,500	3,537,345
NPS Pharmaceuticals, Inc. (a)	1,876,000	58,399,880
Prothena Corp. PLC (a)	377,800	7,865,796
Regeneron Pharmaceuticals, Inc. (a)	637,700	195,748,392
Regulus Therapeutics, Inc. (a)	703,400	4,733,882
Rigel Pharmaceuticals, Inc. (a)	1,237,900	4,072,691
Seattle Genetics, Inc. (a)	2,071,242	69,117,346
Synageva BioPharma Corp. (a)	100,000	8,115,000
Transition Therapeutics, Inc. (a)	479,100	2,438,620
Ultragenyx Pharmaceutical, Inc.	500	18,780
uniQure B.V.	12,400	107,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Versartis, Inc.	14,600	$ 436,394
Versartis, Inc.	130,833	3,519,539
Vertex Pharmaceuticals, Inc. (a)	109,300	7,898,018
		1,303,462,018
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	187,400	7,497,874
Align Technology, Inc. (a)	70,234	3,835,479
Baxter International, Inc.	253,600	18,870,376
DexCom, Inc. (a)	93,400	3,153,184
Genmark Diagnostics, Inc. (a)	491,100	5,407,011
Insulet Corp. (a)	861,700	31,564,071
Intuitive Surgical, Inc. (a)	26,107	9,652,802
Novadaq Technologies, Inc. (a)	67,600	984,932
St. Jude Medical, Inc.	133,200	8,644,680
		89,610,409
Health Care Providers & Services - 1.0%
Catamaran Corp. (a)	147,700	6,507,082
Community Health Systems, Inc. (a)	125,000	5,221,250
Express Scripts Holding Co. (a)	152,600	10,906,322
HCA Holdings, Inc. (a)	155,600	8,245,244
McKesson Corp.	254,200	48,206,488
Phoenix Healthcare Group Ltd. (a)	118,500	166,601
UnitedHealth Group, Inc.	151,100	12,032,093
		91,285,080
Health Care Technology - 0.6%
athenahealth, Inc. (a)(d)	228,900	29,049,699
Castlight Health, Inc. Class B	79,600	1,208,328
Cerner Corp. (a)	502,400	27,154,720
		57,412,747
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	150,962	23,889,737
Pharmaceuticals - 3.1%
AbbVie, Inc.	363,300	19,738,089
Actavis PLC (a)	115,095	24,347,196
Allergan, Inc.	336,100	56,283,306
Auxilium Pharmaceuticals, Inc. (a)	402,000	8,996,760
Bristol-Myers Squibb Co.	862,500	42,900,750
Endocyte, Inc. (a)(d)	900,200	5,698,266
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hospira, Inc. (a)	713,900	$ 35,102,463
Intra-Cellular Therapies, Inc.	231,353	3,504,998
Jazz Pharmaceuticals PLC (a)	141,400	20,059,004
Johnson & Johnson	14,400	1,461,024
Mylan, Inc. (a)	302,700	15,086,568
Teva Pharmaceutical Industries Ltd. sponsored ADR	73,300	3,700,917
Valeant Pharmaceuticals International (Canada) (a)	476,400	62,538,759
		299,418,100
TOTAL HEALTH CARE		1,865,078,091
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	640,500	59,662,575
Lockheed Martin Corp.	199,200	32,599,080
The Boeing Co.	257,800	34,867,450
United Technologies Corp.	648,200	75,333,804
		202,462,909
Air Freight & Logistics - 0.5%
FedEx Corp.	32,900	4,742,864
United Parcel Service, Inc. Class B	374,500	38,903,060
XPO Logistics, Inc. (a)(d)	243,670	6,123,427
		49,769,351
Airlines - 2.1%
American Airlines Group, Inc.	298,100	11,971,696
Delta Air Lines, Inc.	806,600	32,191,406
JetBlue Airways Corp. (a)(d)	2,480,600	23,962,596
Ryanair Holdings PLC sponsored ADR (a)	162,100	9,217,006
Southwest Airlines Co.	1,746,900	46,205,505
Spirit Airlines, Inc. (a)	407,200	24,053,304
United Continental Holdings, Inc. (a)	1,316,100	58,395,357
		205,996,870
Building Products - 0.0%
A.O. Smith Corp.	13,700	676,506
Construction & Engineering - 0.1%
Fluor Corp.	141,900	10,653,852
Electrical Equipment - 0.7%
Eaton Corp. PLC	183,700	13,536,853
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	356,200	$ 23,769,226
Enphase Energy, Inc. (a)(d)	184,330	1,557,589
Lumenpulse, Inc. (a)	105,000	1,828,276
Rockwell Automation, Inc.	205,000	24,821,400
		65,513,344
Industrial Conglomerates - 0.9%
3M Co.	354,600	50,548,230
Danaher Corp.	472,400	37,050,332
		87,598,562
Machinery - 0.8%
Caterpillar, Inc.	154,900	15,835,427
Cummins, Inc.	206,100	31,518,873
Deere & Co.	142,800	13,019,076
Dover Corp.	16,200	1,412,316
Illinois Tool Works, Inc.	114,700	9,927,285
ITT Corp.	21,600	943,488
Xylem, Inc.	15,100	563,230
		73,219,695
Road & Rail - 1.4%
CSX Corp.	373,400	10,977,960
Hertz Global Holdings, Inc. (a)	25,000	738,000
Kansas City Southern	54,100	5,816,832
Union Pacific Corp.	565,600	112,707,112
		130,239,904
TOTAL INDUSTRIALS		826,130,993
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	5,200	564,460
Infinera Corp. (a)	1,977,700	17,997,070
Palo Alto Networks, Inc. (a)	7,900	591,789
QUALCOMM, Inc.	1,513,233	121,739,595
Riverbed Technology, Inc. (a)	108,100	2,196,592
ViaSat, Inc. (a)	387,500	21,014,125
		164,103,631
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Corning, Inc.	190,200	$ 4,051,260
Trimble Navigation Ltd. (a)	247,400	8,923,718
		12,974,978
Internet Software & Services - 8.8%
Akamai Technologies, Inc. (a)	316,200	17,182,308
Baidu.com, Inc. sponsored ADR (a)	19,800	3,286,800
Cornerstone OnDemand, Inc. (a)	7,300	293,387
Demandware, Inc. (a)	183,700	11,185,493
eBay, Inc. (a)	628,200	31,868,586
Facebook, Inc. Class A (a)	3,372,978	213,509,507
Google, Inc.:
Class A (a)	414,170	236,760,281
Class C (a)	422,670	237,109,417
IAC/InterActiveCorp	36,500	2,416,665
LinkedIn Corp. (a)	64,900	10,389,841
Marketo, Inc.	532,300	12,338,714
MercadoLibre, Inc. (d)	57,200	4,866,004
Naver Corp.	2,693	1,999,896
Opower, Inc.	15,500	258,075
Pandora Media, Inc. (a)	289,700	7,106,341
Qihoo 360 Technology Co. Ltd. ADR (a)	46,800	4,297,644
Rackspace Hosting, Inc. (a)	674,500	24,612,505
Tencent Holdings Ltd.	374,000	5,258,128
Wix.com Ltd. (a)(d)	274,002	4,893,676
Yahoo!, Inc. (a)	84,632	2,932,499
Yandex NV (a)	144,800	4,509,072
Yelp, Inc. (a)	12,900	853,335
Youku Tudou, Inc. ADR (a)(d)	279,700	5,454,150
		843,382,324
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	339,600	16,507,956
IBM Corp.	358,400	66,074,624
MasterCard, Inc. Class A	1,087,300	83,124,085
QIWI PLC Class B sponsored ADR (d)	187,300	7,913,425
VeriFone Systems, Inc. (a)	851,800	27,947,558
Visa, Inc. Class A	455,900	97,940,997
		299,508,645
Semiconductors & Semiconductor Equipment - 5.9%
Applied Micro Circuits Corp. (a)	1,457,070	13,113,630
ARM Holdings PLC sponsored ADR	17,200	794,640
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	56,000	$ 4,809,280
Broadcom Corp. Class A	502,800	16,024,236
Cavium, Inc. (a)	695,300	34,055,794
Cree, Inc. (a)(d)	1,674,138	80,559,521
Cypress Semiconductor Corp.	1,439,500	14,754,875
First Solar, Inc. (a)	1,007,039	62,214,869
Intel Corp.	105,200	2,874,064
KLA-Tencor Corp.	88,000	5,765,760
Marvell Technology Group Ltd.	330,900	5,152,113
MaxLinear, Inc. Class A (a)	341,291	3,228,613
Mellanox Technologies Ltd. (a)(d)	254,900	8,049,742
Micron Technology, Inc. (a)	28,900	826,251
NVIDIA Corp.	9,905,100	188,196,900
Rambus, Inc. (a)	1,650,500	19,971,050
Samsung Electronics Co. Ltd.	5,704	8,063,948
Silicon Laboratories, Inc. (a)	838,900	37,851,168
Skyworks Solutions, Inc.	73,478	3,182,332
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,500	9,735,160
Texas Instruments, Inc.	754,800	35,460,504
Xilinx, Inc.	144,900	6,804,504
		561,488,954
Software - 8.4%
Activision Blizzard, Inc.	1,490,200	30,966,356
Adobe Systems, Inc. (a)	504,400	32,553,976
Autodesk, Inc. (a)	162,200	8,494,414
Citrix Systems, Inc. (a)	91,500	5,670,255
Electronic Arts, Inc. (a)	430,800	15,134,004
FireEye, Inc. (d)	80,100	2,632,887
Fleetmatics Group PLC (a)	111,100	3,166,350
Guidewire Software, Inc. (a)	288,900	10,911,753
Intuit, Inc.	141,000	11,179,890
Microsoft Corp.	2,645,092	108,290,066
Oracle Corp.	1,148,400	48,255,768
Red Hat, Inc. (a)	1,627,800	81,585,336
salesforce.com, Inc. (a)	6,933,400	364,904,842
ServiceNow, Inc. (a)	943,700	49,364,947
Splunk, Inc. (a)	423,400	17,723,524
Tableau Software, Inc.	14,900	864,796
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	37,500	$ 3,618,750
Zendesk, Inc.	399,800	6,388,804
		801,706,718
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	702,595	444,742,632
Fusion-io, Inc. (a)(d)	340,100	2,717,399
NetApp, Inc.	91,400	3,382,714
Nimble Storage, Inc. (d)	237,893	6,035,345
SanDisk Corp.	390,700	37,753,341
Stratasys Ltd. (a)	82,494	7,673,592
		502,305,023
TOTAL INFORMATION TECHNOLOGY		3,185,470,273
MATERIALS - 2.7%
Chemicals - 2.0%
CF Industries Holdings, Inc.	73,500	17,883,285
E.I. du Pont de Nemours & Co.	261,300	18,110,703
Eastman Chemical Co.	142,300	12,559,398
Metabolix, Inc. (a)	442,600	363,109
Monsanto Co.	938,891	114,403,868
Praxair, Inc.	70,800	9,362,592
The Dow Chemical Co.	201,800	10,517,816
The Mosaic Co.	157,500	7,873,425
		191,074,196
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	237,400	10,724,545
Metals & Mining - 0.6%
Anglo American PLC (United Kingdom)	1,198,600	29,324,608
Barrick Gold Corp. (d)	113,500	1,842,295
Fortescue Metals Group Ltd. (d)	2,306,589	9,466,625
Freeport-McMoRan Copper & Gold, Inc.	326,700	11,124,135
Nucor Corp.	34,500	1,746,735
		53,504,398
TOTAL MATERIALS		255,303,139
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	12,500	$ 545,625
Verizon Communications, Inc.	687,200	34,332,512
		34,878,137
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	295,300	10,137,649
TOTAL TELECOMMUNICATION SERVICES		45,015,786
TOTAL COMMON STOCKS (Cost $8,754,172,136)		9,498,726,193
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (e)	90,284	1,528,156
Media - 0.0%
Turn, Inc. Series E (e)	205,882	1,255,880
TOTAL CONSUMER DISCRETIONARY		2,784,036
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Sage Therapeutics, Inc. Series C (e)	493,865	2,091,271
Life Sciences Tools & Services - 0.1%
Penumbra, Inc. (e)	257,576	3,235,155
Pharmaceuticals - 0.0%
Kolltan Pharmaceuticals, Inc. Series D (e)	1,692,030	1,692,030
TOTAL HEALTH CARE		7,018,456
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (e)	613,084	2,709,831
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
New Relic, Inc. Series F (e)	90,450	2,617,080
Software - 0.0%
Cloudera, Inc. Series F (e)	113,172	1,681,736
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series F (e)	106,895	$ 1,681,020
TOTAL INFORMATION TECHNOLOGY		5,979,836
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,908,399)		18,492,159
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (b)	57,899,592	57,899,592
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	190,929,895	190,929,895
TOTAL MONEY MARKET FUNDS (Cost $248,829,487)		248,829,487
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $9,021,910,022)		9,766,047,839
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(181,827,264)
NET ASSETS - 100%		$ 9,584,220,575
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,492,159 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 1,647,784
Domo, Inc. Series D	1/24/14	$ 2,533,999
Security	Acquisition Date	Acquisition Cost
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 1,692,030
New Relic, Inc. Series F	4/17/14	$ 2,617,080
NJOY, Inc. Series D	2/14/14	$ 1,528,156
Penumbra, Inc.	5/16/14	$ 3,400,003
Pure Storage, Inc. Series F	4/17/14	$ 1,681,020
Sage Therapeutics, Inc. Series C	3/11/14	$ 2,091,271
Turn, Inc. Series E	12/30/13	$ 1,717,056
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,633
Fidelity Securities Lending Cash Central Fund	473,191
Total	$ 494,824
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,316,021,247	$ 1,311,047,933	$ 2,189,278	$ 2,784,036
Consumer Staples	1,110,506,876	1,105,163,641	5,343,235	-
Energy	568,589,910	568,589,910	-	-
Financials	329,393,914	329,393,914	-	-
Health Care	1,872,096,547	1,861,558,552	3,519,539	7,018,456
Industrials	828,840,824	826,130,993	-	2,709,831
Information Technology	3,191,450,109	3,185,470,273	-	5,979,836
Materials	255,303,139	225,978,531	29,324,608	-
Telecommunica- tion Services	45,015,786	45,015,786	-	-
Money Market Funds	248,829,487	248,829,487	-	-
Total Investments in Securities:	$ 9,766,047,839	$ 9,707,179,020	$ 40,376,660	$ 18,492,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $184,304,786) - See accompanying schedule: Unaffiliated issuers (cost $8,773,080,535)	$ 9,517,218,352
Fidelity Central Funds (cost $248,829,487)	248,829,487
Total Investments (cost $9,021,910,022)		$ 9,766,047,839
Cash		248,285
Foreign currency held at value (cost $111,199)		111,174
Receivable for investments sold		29,617,695
Dividends receivable		8,038,403
Distributions receivable from Fidelity Central Funds		86,888
Other receivables		4,374
Total assets		9,804,154,658

Liabilities
Payable for investments purchased	$ 23,969,438
Accrued management fee	4,278,824
Other affiliated payables	673,288
Other payables and accrued expenses	82,638
Collateral on securities loaned, at value	190,929,895
Total liabilities		219,934,083

Net Assets		$ 9,584,220,575
Net Assets consist of:
Paid in capital		$ 8,801,402,452
Undistributed net investment income		12,951,968
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		25,728,292
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		744,137,863
Net Assets		$ 9,584,220,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2014 (Unaudited)

Series Growth Company: Net Asset Value, offering price and redemption price per share ($4,071,114,829 ÷ 374,503,972 shares)	$ 10.87

Class F: Net Asset Value, offering price and redemption price per share ($5,513,105,746 ÷ 506,819,673 shares)	$ 10.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 44,197,705
Interest		18
Income from Fidelity Central Funds		494,824
Total income		44,692,547

Expenses
Management fee	$ 26,106,083
Transfer agent fees	3,456,495
Accounting and security lending fees	643,461
Custodian fees and expenses	90,513
Independent trustees' compensation	18,159
Audit	44,460
Legal	5,084
Interest	4,096
Miscellaneous	2,085
Total expenses before reductions	30,370,436
Expense reductions	(14,479)	30,355,957
Net investment income (loss)		14,336,590
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,212,793
Foreign currency transactions	(29,049)
Total net realized gain (loss)		27,183,744
Change in net unrealized appreciation (depreciation) on: Investment securities	484,173,654
Assets and liabilities in foreign currencies	258
Total change in net unrealized appreciation (depreciation)		484,173,912
Net gain (loss)		511,357,656
Net increase (decrease) in net assets resulting from operations		$ 525,694,246

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2014 (Unaudited)	For the period November 7, 2013 (commencement of operations) to November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,336,590	$ 5,224,600
Net realized gain (loss)	27,183,744	(241,462)
Change in net unrealized appreciation (depreciation)	484,173,912	259,963,951
Net increase (decrease) in net assets resulting from operations	525,694,246	264,947,089
Distributions to shareholders from net investment income	(7,823,212)	-
Share transactions - net increase (decrease)	(236,546,571)	9,037,949,023
Total increase (decrease) in net assets	281,324,463	9,302,896,112

Net Assets
Beginning of period	9,302,896,112	-
End of period (including undistributed net investment income of $12,951,968 and undistributed net investment income of $6,438,590, respectively)	$ 9,584,220,575	$ 9,302,896,112

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Growth Company

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.01	.01
Net realized and unrealized gain (loss)	.58	.28
Total from investment operations	.59	.29
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.87	$ 10.29
Total ReturnB, C	5.71%	2.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.74%A	.76%A
Expenses net of fee waivers, if any	.74%A	.76%A
Expenses net of all reductions	.74%A	.76%A
Net investment income (loss)	.21%A	.87%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,071,115	$ 4,063,472
Portfolio turnover rateF	14%A	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2014	Year ended November 30,
	(Unaudited)	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02	.01
Net realized and unrealized gain (loss)	.58	.28
Total from investment operations	.60	.29
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.88	$ 10.29
Total ReturnB, C	5.84%	2.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.57%A	.57%A
Expenses net of fee waivers, if any	.57%A	.57%A
Expenses net of all reductions	.57%A	.57%A
Net investment income (loss)	.38%A	1.06%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,513,106	$ 5,239,424
Portfolio turnover rateF	14%A	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 7, 2013 (commencement of operations) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth Company and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,063,140,581
Gross unrealized depreciation	(320,296,167)
Net unrealized appreciation (depreciation) on securities and other investments	$ 742,844,414

Tax cost	$ 9,023,203,425

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (64,619)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $661,545,152 and $889,595,152, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Growth Company as compared to its benchmark index, the Russell 3000® Growth Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until November 1, 2014. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth Company. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Series Growth Company	$ 3,456,495.17

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,903 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 48,121,900.31%		$ 4,096

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,475 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the

Semiannual Report

7. Security Lending - continued

Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $473,191. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $14,479 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Series Growth Company	$ 2,749,294	$ -
Class F	5,073,918	-
Total	$ 7,823,212	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Series Growth Company
Shares sold	11,761,966	403,916,334B	$ 123,715,965	$ 4,040,235,980B
Reinvestment of distributions	272,477	-	2,749,294	-
Shares redeemed	(32,313,540)	(9,133,265)	(341,344,994)	(92,836,767)
Net increase (decrease)	(20,279,097)	394,783,069	$ (214,879,735)	$ 3,947,399,213

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013A	Six months ended May 31, 2014	Year ended November 30, 2013A
Class F
Shares sold	24,827,521	516,227,091B	$ 262,811,738	$ 5,164,220,087B
Reinvestment of distributions	502,866	-	5,073,918	-
Shares redeemed	(27,486,399)	(7,251,406)	(289,552,492)	(73,670,277)
Net increase (decrease)	(2,156,012)	508,975,685	$ (21,666,836)	$ 5,090,549,810

A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

B Amount includes in-kind exchanges

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

XS7-SANN-0714
1.968010.100

Fidelity®

Growth Company

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Growth Company	.83%
Actual		$ 1,000.00	$ 1,058.80	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class K	.72%
Actual		$ 1,000.00	$ 1,059.40	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
salesforce.com, Inc.	3.8	4.0
Google, Inc. Class A	2.5	4.6
Google, Inc. Class C	2.4	0.0
Facebook, Inc. Class A	2.2	1.7
Regeneron Pharmaceuticals, Inc.	2.0	2.2
NVIDIA Corp.	2.0	1.6
Gilead Sciences, Inc.	1.7	1.6
Alexion Pharmaceuticals, Inc.	1.5	1.2
Keurig Green Mountain, Inc.	1.3	0.9
	24.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	32.3
Health Care	20.0	20.1
Consumer Discretionary	13.8	16.2
Consumer Staples	11.5	11.3
Industrials	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 98.9%		Stocks 99.4%
	Convertible Securities 0.9%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	7.6%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
Johnson Controls, Inc.	608,800	$ 29,442
Automobiles - 0.4%
Ford Motor Co.	2,125,900	34,950
Tesla Motors, Inc. (a)(d)	597,500	124,143
		159,093
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)(e)	1,212,700	175,247
China Lodging Group Ltd. ADR (a)	379,800	9,533
Chipotle Mexican Grill, Inc. (a)	319,700	174,905
Chuy's Holdings, Inc. (a)(e)	1,501,142	49,042
Domino's Pizza, Inc.	28,900	2,094
Dunkin' Brands Group, Inc.	2,275,340	101,844
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,807,822	88,474
Hyatt Hotels Corp. Class A (a)	941,740	57,597
Las Vegas Sands Corp.	1,471,600	112,607
McDonald's Corp.	2,224,200	225,601
Multimedia Games Holding Co., Inc. (a)	608,842	17,504
Panera Bread Co. Class A (a)	172,300	26,467
Royal Caribbean Cruises Ltd.	110,900	6,132
Starbucks Corp.	4,161,400	304,781
Starwood Hotels & Resorts Worldwide, Inc.	1,966,800	157,049
Yum! Brands, Inc.	1,530,900	118,354
		1,627,231
Household Durables - 0.1%
Lennar Corp. Class A	599,977	24,539
Tempur Sealy International, Inc. (a)	472,700	25,980
		50,519
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,517,701	474,357
Ctrip.com International Ltd. sponsored ADR (a)	614,100	34,033
JD.com, Inc. sponsored ADR	307,900	7,698
Netflix, Inc. (a)	182,900	76,421
priceline.com, Inc. (a)	261,968	334,960
TripAdvisor, Inc. (a)	283,400	27,538
		955,007
Media - 1.2%
AMC Networks, Inc. Class A (a)	65,800	4,072
CBS Corp. Class B	99,300	5,919
Comcast Corp. Class A	7,915,800	413,205
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (d)	360,092	$ 9,409
Twenty-First Century Fox, Inc. Class A	1,627,000	57,612
		490,217
Multiline Retail - 0.4%
Dollar General Corp. (a)	342,900	18,441
Dollar Tree, Inc. (a)	824,800	43,739
Nordstrom, Inc.	586,500	39,917
Ryohin Keikaku Co. Ltd.	87,800	9,563
Target Corp.	1,362,389	77,329
		188,989
Specialty Retail - 1.9%
AutoNation, Inc. (a)	712,900	40,756
Bed Bath & Beyond, Inc. (a)	411,100	25,015
CarMax, Inc. (a)	2,160,321	95,724
Five Below, Inc. (a)(d)	1,985,616	71,879
Home Depot, Inc.	3,973,400	318,786
L Brands, Inc.	951,300	54,595
Lumber Liquidators Holdings, Inc. (a)(d)(e)	1,987,467	154,386
Restoration Hardware Holdings, Inc. (a)	251,500	16,720
Tiffany & Co., Inc.	165,000	16,403
Urban Outfitters, Inc. (a)	472,700	15,845
		810,109
Textiles, Apparel & Luxury Goods - 3.3%
C. Wonder LLC (a)(f)(g)	619,048	19,500
Fossil Group, Inc. (a)	380,300	39,840
Kate Spade & Co. (a)(e)	7,622,365	277,530
lululemon athletica, Inc. (a)(d)(e)	9,187,310	410,030
Michael Kors Holdings Ltd. (a)	1,023,022	96,553
Moncler SpA	28,600	522
NIKE, Inc. Class B	3,075,300	236,521
Prada SpA	3,139,400	23,486
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,233,536	143,892
Tory Burch LLC (a)(f)(g)	324,840	23,111
Under Armour, Inc. Class A (sub. vtg.) (a)	1,056,900	53,680
VF Corp.	938,400	59,138
		1,383,803
TOTAL CONSUMER DISCRETIONARY		5,694,410
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.5%
Beverages - 2.4%
Dr. Pepper Snapple Group, Inc.	463,900	$ 26,767
Monster Beverage Corp. (a)	4,296,406	298,085
PepsiCo, Inc.	2,506,140	221,367
SABMiller PLC	994,439	55,190
The Coca-Cola Co.	9,924,600	406,015
		1,007,424
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,574,300	182,650
CVS Caremark Corp.	893,100	69,948
Drogasil SA	3,281,873	27,834
Kroger Co.	1,386,225	66,178
Sprouts Farmers Market LLC	1,211,400	32,829
Wal-Mart Stores, Inc.	2,621,014	201,215
Walgreen Co.	1,505,000	108,225
Whole Foods Market, Inc.	1,327,900	50,779
		739,658
Food Products - 3.7%
Archer Daniels Midland Co.	4,001,300	179,818
Associated British Foods PLC	1,343,400	67,960
Bunge Ltd.	2,915,200	226,540
Campbell Soup Co. (d)	267,600	12,283
General Mills, Inc.	818,000	44,933
Kellogg Co.	707,600	48,810
Keurig Green Mountain, Inc.	4,949,853	558,244
Kraft Foods Group, Inc.	377,200	22,428
Mead Johnson Nutrition Co. Class A	2,181,700	195,197
Mondelez International, Inc.	428,900	16,135
The Hain Celestial Group, Inc. (a)	99,000	8,981
The Hershey Co.	597,400	58,151
Tyson Foods, Inc. Class A	1,532,300	65,061
Want Want China Holdings Ltd.	20,529,000	28,650
		1,533,191
Household Products - 0.8%
Church & Dwight Co., Inc.	502,100	34,760
Colgate-Palmolive Co.	1,803,600	123,366
Kimberly-Clark Corp.	471,700	52,995
Procter & Gamble Co.	1,426,783	115,270
		326,391
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Herbalife Ltd. (e)	5,824,510	$ 377,603
Nu Skin Enterprises, Inc. Class A	388,600	28,694
		406,297
Tobacco - 1.9%
Altria Group, Inc.	4,560,380	189,529
Japan Tobacco, Inc.	668,500	22,708
Lorillard, Inc.	2,726,200	169,488
Philip Morris International, Inc.	4,618,280	408,903
		790,628
TOTAL CONSUMER STAPLES		4,803,589
ENERGY - 5.9%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	103,800	14,280
FMC Technologies, Inc. (a)	1,288,900	74,834
Halliburton Co.	2,500,300	161,619
Schlumberger Ltd.	2,722,197	283,217
		533,950
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,617,994	166,427
Cabot Oil & Gas Corp.	1,676,800	60,767
Chesapeake Energy Corp.	2,346,700	67,397
Concho Resources, Inc. (a)	1,491,900	196,632
Continental Resources, Inc. (a)(d)	2,133,150	299,409
Devon Energy Corp.	645,200	47,680
EOG Resources, Inc.	2,338,500	247,413
Hess Corp.	836,600	76,382
Kosmos Energy Ltd. (a)	1,564,200	16,393
Noble Energy, Inc.	1,260,966	90,878
Occidental Petroleum Corp.	655,100	65,307
PDC Energy, Inc. (a)	1,143,900	73,427
Peabody Energy Corp.	662,400	10,704
Pioneer Natural Resources Co.	1,557,707	327,368
Range Resources Corp.	539,389	50,136
Southwestern Energy Co. (a)	564,500	25,668
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,322,000	$ 74,098
Whiting Petroleum Corp. (a)	205,200	14,744
		1,910,830
TOTAL ENERGY		2,444,780
FINANCIALS - 3.4%
Banks - 1.0%
Bank of America Corp.	2,275,100	34,445
Citigroup, Inc.	499,380	23,756
HDFC Bank Ltd. sponsored ADR	2,053,400	92,465
JPMorgan Chase & Co.	1,436,800	79,843
PrivateBancorp, Inc.	3,848,526	102,794
Signature Bank (a)	444,985	51,538
Wells Fargo & Co.	652,200	33,119
		417,960
Capital Markets - 1.4%
BlackRock, Inc. Class A	601,400	183,367
Charles Schwab Corp.	7,118,075	179,447
Evercore Partners, Inc. Class A	508,800	28,004
Franklin Resources, Inc.	99,000	5,466
ICG Group, Inc. (a)(e)	3,851,687	74,415
Morgan Stanley	2,346,400	72,410
T. Rowe Price Group, Inc.	670,900	54,698
		597,807
Consumer Finance - 0.7%
American Express Co.	1,343,548	122,935
Discover Financial Services	2,533,144	149,785
		272,720
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	9,731,397	47,695
Real Estate Investment Trusts - 0.1%
American Tower Corp.	311,800	27,947
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	2,115,335	49,795
TOTAL FINANCIALS		1,413,924
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.6%
Biotechnology - 13.7%
ACADIA Pharmaceuticals, Inc. (a)(e)	5,755,329	$ 118,848
Aegerion Pharmaceuticals, Inc. (a)	150,891	4,957
Agios Pharmaceuticals, Inc. (d)	1,441,367	50,678
Alexion Pharmaceuticals, Inc. (a)	3,626,560	603,169
Alkermes PLC (a)(e)	10,312,839	472,431
Alnylam Pharmaceuticals, Inc. (a)(e)	5,213,717	309,121
Amgen, Inc.	2,761,900	320,353
Array BioPharma, Inc. (a)	2,675,270	11,236
Biogen Idec, Inc. (a)	1,186,100	378,805
Bluebird Bio, Inc. (d)(e)	2,000,500	46,252
Celgene Corp. (a)	1,012,144	154,888
Celldex Therapeutics, Inc. (a)	2,155,049	31,485
Cepheid, Inc. (a)	2,198,355	99,036
Chimerix, Inc. (a)(e)	2,305,700	42,540
Clovis Oncology, Inc. (a)(e)	1,896,200	97,104
Concert Pharmaceuticals, Inc. (g)	740,922	5,895
Dicerna Pharmaceuticals, Inc.	872,050	14,092
Eleven Biotherapeutics, Inc.	657,400	7,100
Exelixis, Inc. (a)(d)(e)	14,478,667	47,924
Fate Therapeutics, Inc. (e)	1,515,387	10,593
Genocea Biosciences, Inc.	505,757	9,589
Gilead Sciences, Inc. (a)	8,539,900	693,525
ImmunoGen, Inc. (a)(d)(e)	5,987,820	70,776
Immunomedics, Inc. (a)(d)(e)	5,518,050	18,375
Infinity Pharmaceuticals, Inc. (a)	822,700	8,309
Intercept Pharmaceuticals, Inc. (a)	30,623	7,246
InterMune, Inc. (a)	526,517	20,861
Intrexon Corp. (d)	1,186,175	25,016
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	6,947,720	99,491
Isis Pharmaceuticals, Inc. (a)(d)(e)	8,898,997	260,029
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	39,364,127	51,961
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	9,686,321	75,263
Momenta Pharmaceuticals, Inc. (a)	1,213,400	15,034
NPS Pharmaceuticals, Inc. (a)(e)	8,058,331	250,856
Prothena Corp. PLC (a)(e)	1,606,418	33,446
Regeneron Pharmaceuticals, Inc. (a)	2,768,423	849,795
Regulus Therapeutics, Inc. (a)(d)(e)	3,004,581	20,221
Rigel Pharmaceuticals, Inc. (a)(e)	5,254,540	17,287
Seattle Genetics, Inc. (a)(d)(e)	8,806,030	293,857
Synageva BioPharma Corp. (a)	427,800	34,716
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	2,042,620	$ 10,397
Ultragenyx Pharmaceutical, Inc.	2,200	83
uniQure B.V.	54,100	468
Versartis, Inc. (d)	64,200	1,919
Versartis, Inc.	611,594	16,452
Vertex Pharmaceuticals, Inc. (a)	424,267	30,658
		5,742,137
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	796,600	31,872
Align Technology, Inc. (a)	295,156	16,118
Baxter International, Inc.	1,077,700	80,192
DexCom, Inc. (a)	400,300	13,514
Genmark Diagnostics, Inc. (a)(e)	2,098,753	23,107
Insulet Corp. (a)(e)	3,681,700	134,861
Intuitive Surgical, Inc. (a)	114,193	42,222
Novadaq Technologies, Inc. (a)	296,100	4,314
St. Jude Medical, Inc.	566,300	36,753
		382,953
Health Care Providers & Services - 1.0%
Apollo Hospitals Enterprise Ltd.	720,000	11,041
Catamaran Corp. (a)	639,128	28,157
Community Health Systems, Inc. (a)	537,600	22,456
Express Scripts Holding Co. (a)	648,503	46,349
HCA Holdings, Inc. (a)	668,900	35,445
McKesson Corp.	1,080,300	204,868
Phoenix Healthcare Group Ltd. (a)	506,500	712
UnitedHealth Group, Inc.	649,500	51,720
		400,748
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	973,200	123,509
Castlight Health, Inc.	2,070,648	28,289
Castlight Health, Inc. Class B (d)	366,146	5,558
Cerner Corp. (a)	2,200,500	118,937
		276,293
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	640,738	101,397
Pharmaceuticals - 3.1%
AbbVie, Inc.	1,544,200	83,896
Actavis PLC (a)	492,205	104,121
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,391,800	$ 233,071
Auxilium Pharmaceuticals, Inc. (a)	1,724,700	38,599
Bristol-Myers Squibb Co.	3,690,200	183,551
Endocyte, Inc. (a)(d)(e)	3,880,515	24,564
Hospira, Inc. (a)	3,039,900	149,472
Intra-Cellular Therapies, Inc. (e)	2,080,304	31,517
Jazz Pharmaceuticals PLC (a)	601,200	85,286
Johnson & Johnson	61,000	6,189
Mylan, Inc. (a)	1,291,100	64,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	395,400	19,964
Valeant Pharmaceuticals International (Canada) (a)	2,031,061	266,625
		1,291,203
TOTAL HEALTH CARE		8,194,731
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	2,767,100	257,755
Lockheed Martin Corp.	847,000	138,612
The Boeing Co.	1,096,000	148,234
United Technologies Corp.	2,833,800	329,344
		873,945
Air Freight & Logistics - 0.5%
FedEx Corp.	141,400	20,384
United Parcel Service, Inc. Class B	1,613,500	167,610
XPO Logistics, Inc. (a)(d)	1,059,924	26,636
		214,630
Airlines - 2.2%
American Airlines Group, Inc.	1,289,100	51,770
Azul-Linhas Aereas Brasileiras warrants (g)	1,017,079	0
Delta Air Lines, Inc.	3,523,400	140,619
JetBlue Airways Corp. (a)(d)	11,075,323	106,988
Ryanair Holdings PLC sponsored ADR (a)	689,100	39,182
Southwest Airlines Co.	7,645,515	202,224
Spirit Airlines, Inc. (a)	1,823,167	107,694
United Continental Holdings, Inc. (a)	5,751,400	255,190
		903,667
Building Products - 0.0%
A.O. Smith Corp.	59,100	2,918
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Fluor Corp.	608,800	$ 45,709
Electrical Equipment - 0.7%
Eaton Corp. PLC	780,900	57,545
Emerson Electric Co.	1,514,000	101,029
Enphase Energy, Inc. (a)(d)	817,012	6,904
Lumenpulse, Inc. (a)	461,900	8,043
Rockwell Automation, Inc.	871,700	105,545
		279,066
Industrial Conglomerates - 0.9%
3M Co.	1,550,700	221,052
Danaher Corp.	2,063,900	161,872
		382,924
Machinery - 0.7%
Caterpillar, Inc.	663,100	67,789
Cummins, Inc.	876,100	133,982
Deere & Co.	607,200	55,358
Dover Corp.	70,600	6,155
Illinois Tool Works, Inc.	487,500	42,193
ITT Corp.	95,400	4,167
Xylem, Inc.	66,100	2,466
		312,110
Road & Rail - 1.4%
CSX Corp.	1,587,000	46,658
Hertz Global Holdings, Inc. (a)	106,300	3,138
Kansas City Southern	232,600	25,009
Union Pacific Corp.	2,474,800	493,153
		567,958
TOTAL INDUSTRIALS		3,582,927
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	22,000	2,388
Infinera Corp. (a)(e)	8,406,828	76,502
Palo Alto Networks, Inc. (a)	33,500	2,509
QUALCOMM, Inc.	6,619,067	532,504
Riverbed Technology, Inc. (a)	459,690	9,341
ViaSat, Inc. (a)	1,698,329	92,100
		715,344
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Corning, Inc.	808,700	$ 17,225
Trimble Navigation Ltd. (a)	1,052,500	37,964
		55,189
Internet Software & Services - 8.8%
Akamai Technologies, Inc. (a)	1,340,400	72,837
Baidu.com, Inc. sponsored ADR (a)	83,100	13,795
Cornerstone OnDemand, Inc. (a)	31,200	1,254
Demandware, Inc. (a)	818,073	49,812
Dropbox, Inc. (a)(g)	1,105,082	21,108
eBay, Inc. (a)	2,752,100	139,614
Facebook, Inc. Class A (a)	14,757,001	934,118
Google, Inc.:
Class A (a)	1,794,878	1,026,042
Class C (a)	1,809,678	1,015,193
IAC/InterActiveCorp	155,900	10,322
LinkedIn Corp. (a)	275,900	44,169
Marketo, Inc. (e)	2,389,200	55,382
MercadoLibre, Inc. (d)	243,000	20,672
Naver Corp.	12,636	9,384
Opower, Inc.	68,300	1,137
Pandora Media, Inc. (a)	1,231,269	30,203
Qihoo 360 Technology Co. Ltd. ADR (a)	201,200	18,476
Rackspace Hosting, Inc. (a)	2,954,928	107,825
Tencent Holdings Ltd.	1,634,500	22,980
Wix.com Ltd. (a)	1,195,400	21,350
Yahoo!, Inc. (a)	355,761	12,327
Yandex NV (a)	615,500	19,167
Yelp, Inc. (a)	54,900	3,632
Youku Tudou, Inc. ADR (a)(d)	1,189,000	23,186
		3,673,985
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	1,444,032	70,194
IBM Corp.	1,536,500	283,269
MasterCard, Inc. Class A	4,749,100	363,069
QIWI PLC Class B sponsored ADR (d)	796,337	33,645
VeriFone Systems, Inc. (a)	3,754,700	123,192
Visa, Inc. Class A	1,996,700	428,951
		1,302,320
Semiconductors & Semiconductor Equipment - 5.9%
Applied Micro Circuits Corp. (a)(e)	6,255,552	56,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	73,400	$ 3,391
ASML Holding NV	238,293	20,465
Broadcom Corp. Class A	2,130,000	67,883
Cavium, Inc. (a)(e)	3,112,460	152,448
Cree, Inc. (a)(d)(e)	7,254,208	349,072
Cypress Semiconductor Corp.	6,122,040	62,751
First Solar, Inc. (a)	4,409,363	272,410
Intel Corp.	447,300	12,220
KLA-Tencor Corp.	373,900	24,498
Marvell Technology Group Ltd.	1,406,510	21,899
MaxLinear, Inc. Class A (a)	1,450,903	13,726
Mellanox Technologies Ltd. (a)(d)	1,085,289	34,273
Micron Technology, Inc. (a)	109,400	3,128
NVIDIA Corp. (e)	43,480,284	826,125
Rambus, Inc. (a)(e)	7,022,200	84,969
Samsung Electronics Co. Ltd.	43,290	61,201
Silicon Laboratories, Inc. (a)(e)	3,634,980	164,010
Skyworks Solutions, Inc.	307,431	13,315
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,012,500	41,377
Texas Instruments, Inc.	3,207,700	150,698
Xilinx, Inc.	615,900	28,923
		2,465,082
Software - 8.3%
Activision Blizzard, Inc.	6,350,832	131,970
Adobe Systems, Inc. (a)	2,204,136	142,255
Autodesk, Inc. (a)	695,300	36,413
Citrix Systems, Inc. (a)	388,677	24,086
Electronic Arts, Inc. (a)	1,850,552	65,010
FireEye, Inc. (d)	343,201	11,281
Fleetmatics Group PLC (a)	471,600	13,441
Guidewire Software, Inc. (a)	1,228,100	46,385
Intuit, Inc.	603,200	47,828
Microsoft Corp.	11,594,117	474,663
Oracle Corp.	5,007,300	210,407
Red Hat, Inc. (a)	7,126,386	357,174
salesforce.com, Inc. (a)	29,995,412	1,578,659
ServiceNow, Inc. (a)	4,124,300	215,742
Splunk, Inc. (a)	1,732,100	72,506
Tableau Software, Inc.	63,400	3,680
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	159,533	$ 15,395
Zendesk, Inc.	1,756,100	28,062
		3,474,957
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	3,036,364	1,922,016
Fusion-io, Inc. (a)(d)	1,393,557	11,135
NetApp, Inc.	388,786	14,389
Nimble Storage, Inc. (d)	1,036,982	26,308
SanDisk Corp.	1,660,600	160,464
Stratasys Ltd. (a)	349,499	32,510
		2,166,822
TOTAL INFORMATION TECHNOLOGY		13,853,699
MATERIALS - 2.6%
Chemicals - 2.0%
CF Industries Holdings, Inc.	316,185	76,931
E.I. du Pont de Nemours & Co.	1,110,800	76,990
Eastman Chemical Co.	604,900	53,388
Metabolix, Inc. (a)(d)(e)	1,881,099	1,543
Monsanto Co.	4,072,871	496,279
Praxair, Inc.	304,100	40,214
The Dow Chemical Co.	857,800	44,709
The Mosaic Co.	677,200	33,853
		823,907
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	1,043,327	47,132
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	5,149,100	125,976
Barrick Gold Corp. (d)	497,900	8,082
Fortescue Metals Group Ltd.	9,804,540	40,239
Freeport-McMoRan Copper & Gold, Inc.	1,402,600	47,759
Nucor Corp.	146,600	7,422
		229,478
TOTAL MATERIALS		1,100,517
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	54,700	$ 2,388
Verizon Communications, Inc.	3,009,300	150,345
		152,733
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,273,100	43,706
TOTAL TELECOMMUNICATION SERVICES		196,439
TOTAL COMMON STOCKS (Cost $23,347,745)		41,285,016
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Roku, Inc. 8.00% (a)(g)	17,901,305	20,407
Leisure Products - 0.1%
NJOY, Inc.:
Series C (g)	1,506,412	25,498
Series D (g)	424,747	7,189
		32,687
Media - 0.0%
Turn, Inc. Series E (g)	984,774	6,007
TOTAL CONSUMER DISCRETIONARY		59,101
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Ariosa Diagnostics (a)(g)	422,235	6,811
Ariosa Diagnostics Series B (a)(g)	26,588	429
Intarcia Therapeutics, Inc. (a)(g)	1,051,411	34,055
Intarcia Therapeutics, Inc. Series DD (a)	1,543,687	50,000
Roka Bioscience, Inc. Series E, 8.00% (g)	7,841,600	9,332
		100,627
Health Care Providers & Services - 0.0%
Sage Therapeutics, Inc. Series C (g)	2,317,434	9,813
Life Sciences Tools & Services - 0.0%
Penumbra, Inc. (g)	1,128,787	14,178
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(g)	7,513,149	$ 19,001
Kolltan Pharmaceuticals, Inc. Series D (g)	7,940,644	7,941
		26,942
TOTAL HEALTH CARE		151,560
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (g)	1,017,079	45,399
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (g)	2,990,903	13,220
TOTAL INDUSTRIALS		58,619
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
New Relic, Inc. Series F (g)	400,974	11,602
Software - 0.1%
Apptio, Inc. Series E, 8.00% (g)	881,266	20,622
Cloudera, Inc. Series F (g)	529,285	7,865
MongoDB, Inc. Series F, 8.00% (g)	1,913,404	23,688
		52,175
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc.:
Series E (g)	1,004,190	15,792
Series F (g)	473,649	7,449
		23,241
TOTAL INFORMATION TECHNOLOGY		87,018
TOTAL CONVERTIBLE PREFERRED STOCKS		356,298
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (g)	468,823	10,000
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(g)	7,960,663	130
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Equilibrate Worldwide Therapeutics Series D (a)(g)	7,960,663	$ 320
Neuropathic Worldwide Therapeutics Series D (a)(g)	7,960,663	60
Oculus Worldwide Therapeutics Series D (a)(g)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (a)(g)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (a)(g)	7,960,663	250
		1,000
TOTAL HEALTH CARE		11,000
TOTAL PREFERRED STOCKS (Cost $327,418)		367,298
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.10% (b)	24,201,403	24,201
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	826,652,586	826,653
TOTAL MONEY MARKET FUNDS (Cost $850,854)		850,854
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $24,526,017)		42,503,168
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(764,522)
NET ASSETS - 100%		$ 41,738,646
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $386,912,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Cloudera, Inc. Series F	2/5/14	$ 7,706
Concert Pharmaceuticals, Inc.	4/25/08 - 2/9/09	$ 10,151
Security	Acquisition Date	Acquisition Cost (000s)
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 7,941
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
New Relic, Inc. Series F	4/17/14	$ 11,602
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Penumbra, Inc.	5/16/14	$ 14,900
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Pure Storage, Inc. Series F	4/17/14	$ 7,449
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 10,000
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Sage Therapeutics, Inc. Series C	3/11/14	$ 9,813
Tory Burch LLC	12/31/12	$ 17,505
Turn, Inc. Series E	12/30/13	$ 8,213
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	3,692
Total	$ 3,729
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 126,711	$ 17,825	$ 8,349*	$ -	$ 118,848
Alkermes PLC	461,129	8,914	60,778*	-	472,431
Alnylam Pharmaceuticals, Inc.	267,636	81,947	42,495*	-	309,121
Applied Micro Circuits Corp.	75,923	10,477	8,144*	-	56,300
Bluebird Bio, Inc.	15,225	20,593	5,203*	-	46,252
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Buffalo Wild Wings, Inc.	$ 207,977	$ -	$ 24,886*	$ -	$ 175,247
Cavium, Inc.	95,096	35,154	12,598*	-	152,448
Chimerix, Inc.	28,304	10,795	4,628*	-	42,540
Chuy's Holdings, Inc.	48,767	10,397	6,324*	-	49,042
Clovis Oncology, Inc.	129,011	-	18,306*	-	97,104
Cree, Inc.	435,909	24,740	56,820*	-	349,072
Cypress Semiconductor Corp.	75,923	2,232	19,009*	-	-
Endocyte, Inc.	33,849	33,960	4,452*	-	24,564
Exelixis, Inc.	86,258	8,439	11,517*	-	47,924
Fate Therapeutics, Inc.	7,695	-	77*	-	10,593
Genmark Diagnostics, Inc.	21,502	6,343	3,286*	-	23,107
Herbalife Ltd.	491,900	-	81,875*	1,921	377,603
Home Inns & Hotels Management, Inc. sponsored ADR	92,155	32,131	11,248*	-	-
ICG Group, Inc.	53,700	22,843	7,804*	-	74,415
ImmunoGen, Inc.	100,929	1,226	14,949*	-	70,776
Immunomedics, Inc.	26,905	-	3,367*	-	18,375
Infinera Corp.	89,181	-	10,724*	-	76,502
Insulet Corp.	129,870	30,374	20,887*	-	134,861
Intra-Cellular Therapies, Inc.	6,347	19,293	-	-	31,517
Ironwood Pharmaceuticals, Inc. Class A	57,132	36,825	9,702*	-	99,491
Isis Pharmaceuticals, Inc.	364,073	29,372	49,972*	-	260,029
K12, Inc.	50,231	-	51,911*	-	-
Kate Spade & Co.	-	85,673	17,378*	-	277,530
Lexicon Pharmaceuticals, Inc.	101,884	3,649	8,879*	-	51,961
lululemon athletica, Inc.	713,512	7,532	56,384*	-	410,030
Lumber Liquidators Holdings, Inc.	227,898	-	27,218*	-	154,386
Marketo, Inc.	1,624	77,114	648*	-	55,382
Merrimack Pharmaceuticals, Inc.	34,238	4,599	-	-	75,263
Metabolix, Inc.	2,378	-	327*	-	1,543
NPS Pharmaceuticals, Inc.	223,552	18,641	32,258*	-	250,856
NVIDIA Corp.	712,918	60,145	92,965*	7,361	826,125
PrivateBancorp, Inc.	120,452	-	14,506*	85	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Prothena Corp. PLC	$ 49,476	$ 1,663	$ 6,804*	$ -	$ 33,446
Questcor Pharmaceuticals, Inc.	200,784	-	260,315*	1,173	-
Rambus, Inc.	81,444	-	23,423*	-	84,969
Regulus Therapeutics, Inc.	21,331	-	3,461*	-	20,221
Rigel Pharmaceuticals, Inc.	17,567	-	4,453*	-	17,287
salesforce.com, Inc.	1,775,374	1,969	237,054*	-	-
Seattle Genetics, Inc.	404,948	3,836	53,977*	-	293,857
Silicon Laboratories, Inc.	143,012	19,337	21,989*	-	164,010
SodaStream International Ltd.	98,537	-	71,608*	-	-
Transition Therapeutics, Inc.	11,180	2,366	1,644*	-	10,397
Total	$ 8,521,447	$ 730,404	$ 1,484,602	$ 10,540	$ 5,845,425
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,753,511	$ 5,642,236	$ 9,563	$ 101,712
Consumer Staples	4,803,589	4,780,881	22,708	-
Energy	2,444,780	2,444,780	-	-
Financials	1,413,924	1,413,924	-	-
Health Care	8,357,291	8,144,095	50,636	162,560
Industrials	3,641,546	3,582,927	-	58,619
Information Technology	13,940,717	13,832,591	-	108,126
Materials	1,100,517	974,541	125,976	-
Telecommunication Services	196,439	196,439	-	-
Money Market Funds	850,854	850,854	-	-
Total Investments in Securities:	$ 42,503,168	$ 41,863,268	$ 208,883	$ 431,017
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 230,902
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	48,617
Cost of Purchases	180,495
Proceeds of Sales	(22,500)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(6,497)
Ending Balance	$ 431,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ 49,760

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $797,537) - See accompanying schedule: Unaffiliated issuers (cost $19,569,617)	$ 35,806,889
Fidelity Central Funds (cost $850,854)	850,854
Other affiliated issuers (cost $4,105,546)	5,845,425
Total Investments (cost $24,526,017)		$ 42,503,168
Cash		1,205
Foreign currency held at value (cost $59)		51
Receivable for investments sold		127,182
Receivable for fund shares sold		33,733
Dividends receivable		35,588
Distributions receivable from Fidelity Central Funds		493
Prepaid expenses		21
Receivable from investment adviser for expense reductions		1
Other receivables		1,786
Total assets		42,703,228

Liabilities
Payable for investments purchased	$ 83,329
Payable for fund shares redeemed	29,253
Accrued management fee	19,731
Other affiliated payables	3,980
Other payables and accrued expenses	1,636
Collateral on securities loaned, at value	826,653
Total liabilities		964,582

Net Assets		$ 41,738,646
Net Assets consist of:
Paid in capital		$ 19,958,422
Undistributed net investment income		31,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,771,201
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,977,146
Net Assets		$ 41,738,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,372,872 ÷ 190,562 shares)	$ 122.65

Class K: Net Asset Value, offering price and redemption price per share ($18,365,774 ÷ 149,875 shares)	$ 122.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $10,540 earned from other affiliated issuers)		$ 199,788
Income from Fidelity Central Funds		3,729
Total income		203,517

Expenses
Management fee Basic fee	$ 120,256
Performance adjustment	24,040
Transfer agent fees	23,175
Accounting and security lending fees	1,251
Custodian fees and expenses	467
Independent trustees' compensation	90
Registration fees	230
Audit	75
Legal	67
Interest	6
Miscellaneous	178
Total expenses before reductions	169,835
Expense reductions	(80)	169,755
Net investment income (loss)		33,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,094,038
Other affiliated issuers	739,312
Foreign currency transactions	265
Total net realized gain (loss)		3,833,615
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,276,317)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(1,276,318)
Net gain (loss)		2,557,297
Net increase (decrease) in net assets resulting from operations		$ 2,591,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,762	$ 156,584
Net realized gain (loss)	3,833,615	9,289,575
Change in net unrealized appreciation (depreciation)	(1,276,318)	4,216,509
Net increase (decrease) in net assets resulting from operations	2,591,059	13,662,668
Distributions to shareholders from net investment income	(103,830)	(116,883)
Distributions to shareholders from net realized gain	(3,129,839)	(1,086,760)
Total distributions	(3,233,669)	(1,203,643)
Share transactions - net increase (decrease)	(2,506,124)	(10,274,981)
Total increase (decrease) in net assets	(3,148,734)	2,184,044

Net Assets
Beginning of period	44,887,380	42,703,336
End of period (including undistributed net investment income of $31,877 and undistributed net investment income of $101,945, respectively)	$ 41,738,646	$ 44,887,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 124.69	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24
Income from Investment Operations
Net investment income (loss) D	.06	.29	.15	.09	.01	.15
Net realized and unrealized gain (loss)	6.77	31.23	13.12	5.80	13.76	18.44
Total from investment operations	6.83	31.52	13.27	5.89	13.77	18.59
Distributions from net investment income	(.21)	(.19)	(.05)	- H	(.12)	(.08)
Distributions from net realized gain	(8.67)	(2.44)	(2.71)	-	(.01)	-
Total distributions	(8.87) J	(2.63)	(2.76)	- H	(.12) K	(.08)
Net asset value, end of period	$ 122.65	$ 124.69	$ 95.80	$ 85.29	$ 79.40	$ 65.75
Total Return B, C	5.88%	33.85%	16.24%	7.42%	20.98%	39.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.83%	.90%	.84%	.89%	.93%
Expenses net of fee waivers, if any	.83% A	.83%	.90%	.84%	.89%	.93%
Expenses net of all reductions	.83% A	.83%	.90%	.84%	.89%	.93%
Net investment income (loss)	.10% A	.27%	.16%	.10%	.02%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 23,373	$ 22,936	$ 22,952	$ 24,665	$ 27,742	$ 27,204
Portfolio turnover rate F	14% A, I	26%	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 124.68	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Income from Investment Operations
Net investment income (loss) D	.13	.42	.27	.21	.13	.27
Net realized and unrealized gain (loss)	6.77	31.21	13.10	5.80	13.78	18.44
Total from investment operations	6.90	31.63	13.37	6.01	13.91	18.71
Distributions from net investment income	(.37)	(.34)	(.19)	(.14)	(.24)	(.18)
Distributions from net realized gain	(8.67)	(2.44)	(2.71)	-	(.01)	-
Total distributions	(9.04)	(2.77) I	(2.90)	(.14)	(.25)	(.18)
Net asset value, end of period	$ 122.54	$ 124.68	$ 95.82	$ 85.35	$ 79.48	$ 65.82
Total Return B, C	5.94%	34.02%	16.38%	7.57%	21.20%	39.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.71%	.77%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.72% A	.71%	.77%	.70%	.72%	.72%
Expenses net of all reductions	.72% A	.71%	.77%	.70%	.72%	.72%
Net investment income (loss)	.22% A	.39%	.29%	.24%	.18%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 18,366	$ 21,951	$ 15,454	$ 10,568	$ 6,571	$ 4,050
Portfolio turnover rate F	14% A, H	26%	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 74,719	Last transaction price	Transaction price	$0.00 - $71.14 / $45.28	Increase
		Market comparable	EV/EBITDA multiple	11.1%	Decrease
		Net present value	Discount rate	20.0%	Decrease
Preferred Stocks	$ 356,298	Discounted cash flow	Discount rate	20.0%	Decrease
		Last transaction price	Transaction price	$1.00 - $100.00 / $35.47	Increase
		Market comparable	EV/Sales multiple	1.6% - 9.7% / 5.2%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, passive foreign investment companies (PFIC), foreign currency transactions, deferred trustee compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,837,944
Gross unrealized depreciation	(889,865)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,948,079

Tax cost	$ 24,555,089

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,012,547 and $3,399,669, respectively.

Redemptions In-Kind. During the period, 43,525 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments, including accrued interest, with a value of $5,310,410. The net realized gain of $3,046,481 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 18,595.16
Class K	4,580.05
	$ 23,175

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $37 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 41,699.32%		$ 6

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,067. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees

Semiannual Report

7. Security Lending - continued

associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,692, including $338 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,014. The weighted average interest rate was .59%. The interest expense amounted to two hundred and sixty-three dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $70.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Growth Company	$ 37,937	$ 45,546
Class K	65,893	54,208
Class F	-	17,129
Total	$ 103,830	$ 116,883
From net realized gain
Growth Company	$ 1,596,300	$ 581,969
Class K	1,533,539	394,416
Class F	-	110,375
Total	$ 3,129,839	$ 1,086,760

A All Class F shares were redeemed on November 19, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Growth Company
Shares sold	12,497	29,906	$ 1,512,783	$ 3,214,134
Reinvestment of distributions	13,474	6,560	1,574,166	609,199
Shares redeemed	(19,362) C	(92,101) B	(2,347,417) C	(10,206,119) B
Net increase (decrease)	6,609	(55,635)	$ 739,532	$ (6,382,786)
Class K
Shares sold	18,572	44,824	$ 2,256,357	$ 4,751,396
Reinvestment of distributions	13,711	4,837	1,599,432	448,624
Shares redeemed	(58,466) C	(34,879)	(7,101,445) C	(3,700,595)
Net increase (decrease)	(26,183)	14,782	$ (3,245,656)	$ 1,499,425
Class F
Shares sold	-	7,178	$ -	$ 760,652
Reinvestment of distributions	-	1,375	-	127,504
Shares redeemed	-	(53,394) B	-	(6,279,776) B
Net increase (decrease)	-	(44,841)	$ -	$ (5,391,620)

A All Class F shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

C Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCF-USAN-0714
1.786812.111

Fidelity®

Growth Company

Fund -
Class K

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Growth Company	.83%
Actual		$ 1,000.00	$ 1,058.80	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class K	.72%
Actual		$ 1,000.00	$ 1,059.40	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
salesforce.com, Inc.	3.8	4.0
Google, Inc. Class A	2.5	4.6
Google, Inc. Class C	2.4	0.0
Facebook, Inc. Class A	2.2	1.7
Regeneron Pharmaceuticals, Inc.	2.0	2.2
NVIDIA Corp.	2.0	1.6
Gilead Sciences, Inc.	1.7	1.6
Alexion Pharmaceuticals, Inc.	1.5	1.2
Keurig Green Mountain, Inc.	1.3	0.9
	24.0
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.4	32.3
Health Care	20.0	20.1
Consumer Discretionary	13.8	16.2
Consumer Staples	11.5	11.3
Industrials	8.7	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 98.9%		Stocks 99.4%
	Convertible Securities 0.9%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	7.6%	** Foreign investments	9.2%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.1%
Johnson Controls, Inc.	608,800	$ 29,442
Automobiles - 0.4%
Ford Motor Co.	2,125,900	34,950
Tesla Motors, Inc. (a)(d)	597,500	124,143
		159,093
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)(e)	1,212,700	175,247
China Lodging Group Ltd. ADR (a)	379,800	9,533
Chipotle Mexican Grill, Inc. (a)	319,700	174,905
Chuy's Holdings, Inc. (a)(e)	1,501,142	49,042
Domino's Pizza, Inc.	28,900	2,094
Dunkin' Brands Group, Inc.	2,275,340	101,844
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,807,822	88,474
Hyatt Hotels Corp. Class A (a)	941,740	57,597
Las Vegas Sands Corp.	1,471,600	112,607
McDonald's Corp.	2,224,200	225,601
Multimedia Games Holding Co., Inc. (a)	608,842	17,504
Panera Bread Co. Class A (a)	172,300	26,467
Royal Caribbean Cruises Ltd.	110,900	6,132
Starbucks Corp.	4,161,400	304,781
Starwood Hotels & Resorts Worldwide, Inc.	1,966,800	157,049
Yum! Brands, Inc.	1,530,900	118,354
		1,627,231
Household Durables - 0.1%
Lennar Corp. Class A	599,977	24,539
Tempur Sealy International, Inc. (a)	472,700	25,980
		50,519
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	1,517,701	474,357
Ctrip.com International Ltd. sponsored ADR (a)	614,100	34,033
JD.com, Inc. sponsored ADR	307,900	7,698
Netflix, Inc. (a)	182,900	76,421
priceline.com, Inc. (a)	261,968	334,960
TripAdvisor, Inc. (a)	283,400	27,538
		955,007
Media - 1.2%
AMC Networks, Inc. Class A (a)	65,800	4,072
CBS Corp. Class B	99,300	5,919
Comcast Corp. Class A	7,915,800	413,205
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (d)	360,092	$ 9,409
Twenty-First Century Fox, Inc. Class A	1,627,000	57,612
		490,217
Multiline Retail - 0.4%
Dollar General Corp. (a)	342,900	18,441
Dollar Tree, Inc. (a)	824,800	43,739
Nordstrom, Inc.	586,500	39,917
Ryohin Keikaku Co. Ltd.	87,800	9,563
Target Corp.	1,362,389	77,329
		188,989
Specialty Retail - 1.9%
AutoNation, Inc. (a)	712,900	40,756
Bed Bath & Beyond, Inc. (a)	411,100	25,015
CarMax, Inc. (a)	2,160,321	95,724
Five Below, Inc. (a)(d)	1,985,616	71,879
Home Depot, Inc.	3,973,400	318,786
L Brands, Inc.	951,300	54,595
Lumber Liquidators Holdings, Inc. (a)(d)(e)	1,987,467	154,386
Restoration Hardware Holdings, Inc. (a)	251,500	16,720
Tiffany & Co., Inc.	165,000	16,403
Urban Outfitters, Inc. (a)	472,700	15,845
		810,109
Textiles, Apparel & Luxury Goods - 3.3%
C. Wonder LLC (a)(f)(g)	619,048	19,500
Fossil Group, Inc. (a)	380,300	39,840
Kate Spade & Co. (a)(e)	7,622,365	277,530
lululemon athletica, Inc. (a)(d)(e)	9,187,310	410,030
Michael Kors Holdings Ltd. (a)	1,023,022	96,553
Moncler SpA	28,600	522
NIKE, Inc. Class B	3,075,300	236,521
Prada SpA	3,139,400	23,486
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,233,536	143,892
Tory Burch LLC (a)(f)(g)	324,840	23,111
Under Armour, Inc. Class A (sub. vtg.) (a)	1,056,900	53,680
VF Corp.	938,400	59,138
		1,383,803
TOTAL CONSUMER DISCRETIONARY		5,694,410
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.5%
Beverages - 2.4%
Dr. Pepper Snapple Group, Inc.	463,900	$ 26,767
Monster Beverage Corp. (a)	4,296,406	298,085
PepsiCo, Inc.	2,506,140	221,367
SABMiller PLC	994,439	55,190
The Coca-Cola Co.	9,924,600	406,015
		1,007,424
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,574,300	182,650
CVS Caremark Corp.	893,100	69,948
Drogasil SA	3,281,873	27,834
Kroger Co.	1,386,225	66,178
Sprouts Farmers Market LLC	1,211,400	32,829
Wal-Mart Stores, Inc.	2,621,014	201,215
Walgreen Co.	1,505,000	108,225
Whole Foods Market, Inc.	1,327,900	50,779
		739,658
Food Products - 3.7%
Archer Daniels Midland Co.	4,001,300	179,818
Associated British Foods PLC	1,343,400	67,960
Bunge Ltd.	2,915,200	226,540
Campbell Soup Co. (d)	267,600	12,283
General Mills, Inc.	818,000	44,933
Kellogg Co.	707,600	48,810
Keurig Green Mountain, Inc.	4,949,853	558,244
Kraft Foods Group, Inc.	377,200	22,428
Mead Johnson Nutrition Co. Class A	2,181,700	195,197
Mondelez International, Inc.	428,900	16,135
The Hain Celestial Group, Inc. (a)	99,000	8,981
The Hershey Co.	597,400	58,151
Tyson Foods, Inc. Class A	1,532,300	65,061
Want Want China Holdings Ltd.	20,529,000	28,650
		1,533,191
Household Products - 0.8%
Church & Dwight Co., Inc.	502,100	34,760
Colgate-Palmolive Co.	1,803,600	123,366
Kimberly-Clark Corp.	471,700	52,995
Procter & Gamble Co.	1,426,783	115,270
		326,391
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Herbalife Ltd. (e)	5,824,510	$ 377,603
Nu Skin Enterprises, Inc. Class A	388,600	28,694
		406,297
Tobacco - 1.9%
Altria Group, Inc.	4,560,380	189,529
Japan Tobacco, Inc.	668,500	22,708
Lorillard, Inc.	2,726,200	169,488
Philip Morris International, Inc.	4,618,280	408,903
		790,628
TOTAL CONSUMER STAPLES		4,803,589
ENERGY - 5.9%
Energy Equipment & Services - 1.3%
Carbo Ceramics, Inc. (d)	103,800	14,280
FMC Technologies, Inc. (a)	1,288,900	74,834
Halliburton Co.	2,500,300	161,619
Schlumberger Ltd.	2,722,197	283,217
		533,950
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	1,617,994	166,427
Cabot Oil & Gas Corp.	1,676,800	60,767
Chesapeake Energy Corp.	2,346,700	67,397
Concho Resources, Inc. (a)	1,491,900	196,632
Continental Resources, Inc. (a)(d)	2,133,150	299,409
Devon Energy Corp.	645,200	47,680
EOG Resources, Inc.	2,338,500	247,413
Hess Corp.	836,600	76,382
Kosmos Energy Ltd. (a)	1,564,200	16,393
Noble Energy, Inc.	1,260,966	90,878
Occidental Petroleum Corp.	655,100	65,307
PDC Energy, Inc. (a)	1,143,900	73,427
Peabody Energy Corp.	662,400	10,704
Pioneer Natural Resources Co.	1,557,707	327,368
Range Resources Corp.	539,389	50,136
Southwestern Energy Co. (a)	564,500	25,668
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,322,000	$ 74,098
Whiting Petroleum Corp. (a)	205,200	14,744
		1,910,830
TOTAL ENERGY		2,444,780
FINANCIALS - 3.4%
Banks - 1.0%
Bank of America Corp.	2,275,100	34,445
Citigroup, Inc.	499,380	23,756
HDFC Bank Ltd. sponsored ADR	2,053,400	92,465
JPMorgan Chase & Co.	1,436,800	79,843
PrivateBancorp, Inc.	3,848,526	102,794
Signature Bank (a)	444,985	51,538
Wells Fargo & Co.	652,200	33,119
		417,960
Capital Markets - 1.4%
BlackRock, Inc. Class A	601,400	183,367
Charles Schwab Corp.	7,118,075	179,447
Evercore Partners, Inc. Class A	508,800	28,004
Franklin Resources, Inc.	99,000	5,466
ICG Group, Inc. (a)(e)	3,851,687	74,415
Morgan Stanley	2,346,400	72,410
T. Rowe Price Group, Inc.	670,900	54,698
		597,807
Consumer Finance - 0.7%
American Express Co.	1,343,548	122,935
Discover Financial Services	2,533,144	149,785
		272,720
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	9,731,397	47,695
Real Estate Investment Trusts - 0.1%
American Tower Corp.	311,800	27,947
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	2,115,335	49,795
TOTAL FINANCIALS		1,413,924
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 19.6%
Biotechnology - 13.7%
ACADIA Pharmaceuticals, Inc. (a)(e)	5,755,329	$ 118,848
Aegerion Pharmaceuticals, Inc. (a)	150,891	4,957
Agios Pharmaceuticals, Inc. (d)	1,441,367	50,678
Alexion Pharmaceuticals, Inc. (a)	3,626,560	603,169
Alkermes PLC (a)(e)	10,312,839	472,431
Alnylam Pharmaceuticals, Inc. (a)(e)	5,213,717	309,121
Amgen, Inc.	2,761,900	320,353
Array BioPharma, Inc. (a)	2,675,270	11,236
Biogen Idec, Inc. (a)	1,186,100	378,805
Bluebird Bio, Inc. (d)(e)	2,000,500	46,252
Celgene Corp. (a)	1,012,144	154,888
Celldex Therapeutics, Inc. (a)	2,155,049	31,485
Cepheid, Inc. (a)	2,198,355	99,036
Chimerix, Inc. (a)(e)	2,305,700	42,540
Clovis Oncology, Inc. (a)(e)	1,896,200	97,104
Concert Pharmaceuticals, Inc. (g)	740,922	5,895
Dicerna Pharmaceuticals, Inc.	872,050	14,092
Eleven Biotherapeutics, Inc.	657,400	7,100
Exelixis, Inc. (a)(d)(e)	14,478,667	47,924
Fate Therapeutics, Inc. (e)	1,515,387	10,593
Genocea Biosciences, Inc.	505,757	9,589
Gilead Sciences, Inc. (a)	8,539,900	693,525
ImmunoGen, Inc. (a)(d)(e)	5,987,820	70,776
Immunomedics, Inc. (a)(d)(e)	5,518,050	18,375
Infinity Pharmaceuticals, Inc. (a)	822,700	8,309
Intercept Pharmaceuticals, Inc. (a)	30,623	7,246
InterMune, Inc. (a)	526,517	20,861
Intrexon Corp. (d)	1,186,175	25,016
Ironwood Pharmaceuticals, Inc. Class A (a)(e)	6,947,720	99,491
Isis Pharmaceuticals, Inc. (a)(d)(e)	8,898,997	260,029
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	39,364,127	51,961
Merrimack Pharmaceuticals, Inc. (a)(d)(e)	9,686,321	75,263
Momenta Pharmaceuticals, Inc. (a)	1,213,400	15,034
NPS Pharmaceuticals, Inc. (a)(e)	8,058,331	250,856
Prothena Corp. PLC (a)(e)	1,606,418	33,446
Regeneron Pharmaceuticals, Inc. (a)	2,768,423	849,795
Regulus Therapeutics, Inc. (a)(d)(e)	3,004,581	20,221
Rigel Pharmaceuticals, Inc. (a)(e)	5,254,540	17,287
Seattle Genetics, Inc. (a)(d)(e)	8,806,030	293,857
Synageva BioPharma Corp. (a)	427,800	34,716
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	2,042,620	$ 10,397
Ultragenyx Pharmaceutical, Inc.	2,200	83
uniQure B.V.	54,100	468
Versartis, Inc. (d)	64,200	1,919
Versartis, Inc.	611,594	16,452
Vertex Pharmaceuticals, Inc. (a)	424,267	30,658
		5,742,137
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	796,600	31,872
Align Technology, Inc. (a)	295,156	16,118
Baxter International, Inc.	1,077,700	80,192
DexCom, Inc. (a)	400,300	13,514
Genmark Diagnostics, Inc. (a)(e)	2,098,753	23,107
Insulet Corp. (a)(e)	3,681,700	134,861
Intuitive Surgical, Inc. (a)	114,193	42,222
Novadaq Technologies, Inc. (a)	296,100	4,314
St. Jude Medical, Inc.	566,300	36,753
		382,953
Health Care Providers & Services - 1.0%
Apollo Hospitals Enterprise Ltd.	720,000	11,041
Catamaran Corp. (a)	639,128	28,157
Community Health Systems, Inc. (a)	537,600	22,456
Express Scripts Holding Co. (a)	648,503	46,349
HCA Holdings, Inc. (a)	668,900	35,445
McKesson Corp.	1,080,300	204,868
Phoenix Healthcare Group Ltd. (a)	506,500	712
UnitedHealth Group, Inc.	649,500	51,720
		400,748
Health Care Technology - 0.7%
athenahealth, Inc. (a)(d)	973,200	123,509
Castlight Health, Inc.	2,070,648	28,289
Castlight Health, Inc. Class B (d)	366,146	5,558
Cerner Corp. (a)	2,200,500	118,937
		276,293
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	640,738	101,397
Pharmaceuticals - 3.1%
AbbVie, Inc.	1,544,200	83,896
Actavis PLC (a)	492,205	104,121
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,391,800	$ 233,071
Auxilium Pharmaceuticals, Inc. (a)	1,724,700	38,599
Bristol-Myers Squibb Co.	3,690,200	183,551
Endocyte, Inc. (a)(d)(e)	3,880,515	24,564
Hospira, Inc. (a)	3,039,900	149,472
Intra-Cellular Therapies, Inc. (e)	2,080,304	31,517
Jazz Pharmaceuticals PLC (a)	601,200	85,286
Johnson & Johnson	61,000	6,189
Mylan, Inc. (a)	1,291,100	64,348
Teva Pharmaceutical Industries Ltd. sponsored ADR	395,400	19,964
Valeant Pharmaceuticals International (Canada) (a)	2,031,061	266,625
		1,291,203
TOTAL HEALTH CARE		8,194,731
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	2,767,100	257,755
Lockheed Martin Corp.	847,000	138,612
The Boeing Co.	1,096,000	148,234
United Technologies Corp.	2,833,800	329,344
		873,945
Air Freight & Logistics - 0.5%
FedEx Corp.	141,400	20,384
United Parcel Service, Inc. Class B	1,613,500	167,610
XPO Logistics, Inc. (a)(d)	1,059,924	26,636
		214,630
Airlines - 2.2%
American Airlines Group, Inc.	1,289,100	51,770
Azul-Linhas Aereas Brasileiras warrants (g)	1,017,079	0
Delta Air Lines, Inc.	3,523,400	140,619
JetBlue Airways Corp. (a)(d)	11,075,323	106,988
Ryanair Holdings PLC sponsored ADR (a)	689,100	39,182
Southwest Airlines Co.	7,645,515	202,224
Spirit Airlines, Inc. (a)	1,823,167	107,694
United Continental Holdings, Inc. (a)	5,751,400	255,190
		903,667
Building Products - 0.0%
A.O. Smith Corp.	59,100	2,918
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Fluor Corp.	608,800	$ 45,709
Electrical Equipment - 0.7%
Eaton Corp. PLC	780,900	57,545
Emerson Electric Co.	1,514,000	101,029
Enphase Energy, Inc. (a)(d)	817,012	6,904
Lumenpulse, Inc. (a)	461,900	8,043
Rockwell Automation, Inc.	871,700	105,545
		279,066
Industrial Conglomerates - 0.9%
3M Co.	1,550,700	221,052
Danaher Corp.	2,063,900	161,872
		382,924
Machinery - 0.7%
Caterpillar, Inc.	663,100	67,789
Cummins, Inc.	876,100	133,982
Deere & Co.	607,200	55,358
Dover Corp.	70,600	6,155
Illinois Tool Works, Inc.	487,500	42,193
ITT Corp.	95,400	4,167
Xylem, Inc.	66,100	2,466
		312,110
Road & Rail - 1.4%
CSX Corp.	1,587,000	46,658
Hertz Global Holdings, Inc. (a)	106,300	3,138
Kansas City Southern	232,600	25,009
Union Pacific Corp.	2,474,800	493,153
		567,958
TOTAL INDUSTRIALS		3,582,927
INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 1.7%
F5 Networks, Inc. (a)	22,000	2,388
Infinera Corp. (a)(e)	8,406,828	76,502
Palo Alto Networks, Inc. (a)	33,500	2,509
QUALCOMM, Inc.	6,619,067	532,504
Riverbed Technology, Inc. (a)	459,690	9,341
ViaSat, Inc. (a)	1,698,329	92,100
		715,344
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.2%
Corning, Inc.	808,700	$ 17,225
Trimble Navigation Ltd. (a)	1,052,500	37,964
		55,189
Internet Software & Services - 8.8%
Akamai Technologies, Inc. (a)	1,340,400	72,837
Baidu.com, Inc. sponsored ADR (a)	83,100	13,795
Cornerstone OnDemand, Inc. (a)	31,200	1,254
Demandware, Inc. (a)	818,073	49,812
Dropbox, Inc. (a)(g)	1,105,082	21,108
eBay, Inc. (a)	2,752,100	139,614
Facebook, Inc. Class A (a)	14,757,001	934,118
Google, Inc.:
Class A (a)	1,794,878	1,026,042
Class C (a)	1,809,678	1,015,193
IAC/InterActiveCorp	155,900	10,322
LinkedIn Corp. (a)	275,900	44,169
Marketo, Inc. (e)	2,389,200	55,382
MercadoLibre, Inc. (d)	243,000	20,672
Naver Corp.	12,636	9,384
Opower, Inc.	68,300	1,137
Pandora Media, Inc. (a)	1,231,269	30,203
Qihoo 360 Technology Co. Ltd. ADR (a)	201,200	18,476
Rackspace Hosting, Inc. (a)	2,954,928	107,825
Tencent Holdings Ltd.	1,634,500	22,980
Wix.com Ltd. (a)	1,195,400	21,350
Yahoo!, Inc. (a)	355,761	12,327
Yandex NV (a)	615,500	19,167
Yelp, Inc. (a)	54,900	3,632
Youku Tudou, Inc. ADR (a)(d)	1,189,000	23,186
		3,673,985
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	1,444,032	70,194
IBM Corp.	1,536,500	283,269
MasterCard, Inc. Class A	4,749,100	363,069
QIWI PLC Class B sponsored ADR (d)	796,337	33,645
VeriFone Systems, Inc. (a)	3,754,700	123,192
Visa, Inc. Class A	1,996,700	428,951
		1,302,320
Semiconductors & Semiconductor Equipment - 5.9%
Applied Micro Circuits Corp. (a)(e)	6,255,552	56,300
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	73,400	$ 3,391
ASML Holding NV	238,293	20,465
Broadcom Corp. Class A	2,130,000	67,883
Cavium, Inc. (a)(e)	3,112,460	152,448
Cree, Inc. (a)(d)(e)	7,254,208	349,072
Cypress Semiconductor Corp.	6,122,040	62,751
First Solar, Inc. (a)	4,409,363	272,410
Intel Corp.	447,300	12,220
KLA-Tencor Corp.	373,900	24,498
Marvell Technology Group Ltd.	1,406,510	21,899
MaxLinear, Inc. Class A (a)	1,450,903	13,726
Mellanox Technologies Ltd. (a)(d)	1,085,289	34,273
Micron Technology, Inc. (a)	109,400	3,128
NVIDIA Corp. (e)	43,480,284	826,125
Rambus, Inc. (a)(e)	7,022,200	84,969
Samsung Electronics Co. Ltd.	43,290	61,201
Silicon Laboratories, Inc. (a)(e)	3,634,980	164,010
Skyworks Solutions, Inc.	307,431	13,315
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,012,500	41,377
Texas Instruments, Inc.	3,207,700	150,698
Xilinx, Inc.	615,900	28,923
		2,465,082
Software - 8.3%
Activision Blizzard, Inc.	6,350,832	131,970
Adobe Systems, Inc. (a)	2,204,136	142,255
Autodesk, Inc. (a)	695,300	36,413
Citrix Systems, Inc. (a)	388,677	24,086
Electronic Arts, Inc. (a)	1,850,552	65,010
FireEye, Inc. (d)	343,201	11,281
Fleetmatics Group PLC (a)	471,600	13,441
Guidewire Software, Inc. (a)	1,228,100	46,385
Intuit, Inc.	603,200	47,828
Microsoft Corp.	11,594,117	474,663
Oracle Corp.	5,007,300	210,407
Red Hat, Inc. (a)	7,126,386	357,174
salesforce.com, Inc. (a)	29,995,412	1,578,659
ServiceNow, Inc. (a)	4,124,300	215,742
Splunk, Inc. (a)	1,732,100	72,506
Tableau Software, Inc.	63,400	3,680
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	159,533	$ 15,395
Zendesk, Inc.	1,756,100	28,062
		3,474,957
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	3,036,364	1,922,016
Fusion-io, Inc. (a)(d)	1,393,557	11,135
NetApp, Inc.	388,786	14,389
Nimble Storage, Inc. (d)	1,036,982	26,308
SanDisk Corp.	1,660,600	160,464
Stratasys Ltd. (a)	349,499	32,510
		2,166,822
TOTAL INFORMATION TECHNOLOGY		13,853,699
MATERIALS - 2.6%
Chemicals - 2.0%
CF Industries Holdings, Inc.	316,185	76,931
E.I. du Pont de Nemours & Co.	1,110,800	76,990
Eastman Chemical Co.	604,900	53,388
Metabolix, Inc. (a)(d)(e)	1,881,099	1,543
Monsanto Co.	4,072,871	496,279
Praxair, Inc.	304,100	40,214
The Dow Chemical Co.	857,800	44,709
The Mosaic Co.	677,200	33,853
		823,907
Construction Materials - 0.1%
CaesarStone Sdot-Yam Ltd.	1,043,327	47,132
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	5,149,100	125,976
Barrick Gold Corp. (d)	497,900	8,082
Fortescue Metals Group Ltd.	9,804,540	40,239
Freeport-McMoRan Copper & Gold, Inc.	1,402,600	47,759
Nucor Corp.	146,600	7,422
		229,478
TOTAL MATERIALS		1,100,517
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	54,700	$ 2,388
Verizon Communications, Inc.	3,009,300	150,345
		152,733
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,273,100	43,706
TOTAL TELECOMMUNICATION SERVICES		196,439
TOTAL COMMON STOCKS (Cost $23,347,745)		41,285,016
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Roku, Inc. 8.00% (a)(g)	17,901,305	20,407
Leisure Products - 0.1%
NJOY, Inc.:
Series C (g)	1,506,412	25,498
Series D (g)	424,747	7,189
		32,687
Media - 0.0%
Turn, Inc. Series E (g)	984,774	6,007
TOTAL CONSUMER DISCRETIONARY		59,101
HEALTH CARE - 0.4%
Biotechnology - 0.3%
Ariosa Diagnostics (a)(g)	422,235	6,811
Ariosa Diagnostics Series B (a)(g)	26,588	429
Intarcia Therapeutics, Inc. (a)(g)	1,051,411	34,055
Intarcia Therapeutics, Inc. Series DD (a)	1,543,687	50,000
Roka Bioscience, Inc. Series E, 8.00% (g)	7,841,600	9,332
		100,627
Health Care Providers & Services - 0.0%
Sage Therapeutics, Inc. Series C (g)	2,317,434	9,813
Life Sciences Tools & Services - 0.0%
Penumbra, Inc. (g)	1,128,787	14,178
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (a)(g)	7,513,149	$ 19,001
Kolltan Pharmaceuticals, Inc. Series D (g)	7,940,644	7,941
		26,942
TOTAL HEALTH CARE		151,560
INDUSTRIALS - 0.1%
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (g)	1,017,079	45,399
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (g)	2,990,903	13,220
TOTAL INDUSTRIALS		58,619
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.0%
New Relic, Inc. Series F (g)	400,974	11,602
Software - 0.1%
Apptio, Inc. Series E, 8.00% (g)	881,266	20,622
Cloudera, Inc. Series F (g)	529,285	7,865
MongoDB, Inc. Series F, 8.00% (g)	1,913,404	23,688
		52,175
Technology Hardware, Storage & Peripherals - 0.1%
Pure Storage, Inc.:
Series E (g)	1,004,190	15,792
Series F (g)	473,649	7,449
		23,241
TOTAL INFORMATION TECHNOLOGY		87,018
TOTAL CONVERTIBLE PREFERRED STOCKS		356,298
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Moderna LLC Series D, 8.00% (g)	468,823	10,000
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (a)(g)	7,960,663	130
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Equilibrate Worldwide Therapeutics Series D (a)(g)	7,960,663	$ 320
Neuropathic Worldwide Therapeutics Series D (a)(g)	7,960,663	60
Oculus Worldwide Therapeutics Series D (a)(g)	7,960,663	100
Orchestrate U.S. Therapeutics, Inc. Series D (a)(g)	7,960,663	140
Orchestrate Worldwide Therapeutics Series D (a)(g)	7,960,663	250
		1,000
TOTAL HEALTH CARE		11,000
TOTAL PREFERRED STOCKS (Cost $327,418)		367,298
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.10% (b)	24,201,403	24,201
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	826,652,586	826,653
TOTAL MONEY MARKET FUNDS (Cost $850,854)		850,854
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $24,526,017)		42,503,168
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(764,522)
NET ASSETS - 100%		$ 41,738,646
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $386,912,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Apptio, Inc. Series E, 8.00%	5/3/13	$ 20,000
Ariosa Diagnostics	11/30/11 - 3/1/13	$ 5,101
Ariosa Diagnostics Series B	3/1/13	$ 321
aTyr Pharma, Inc. 8.00%	4/8/13	$ 19,001
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$ 43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$ 0
C. Wonder LLC	12/27/12 - 6/25/13	$ 19,500
Cloudera, Inc. Series F	2/5/14	$ 7,706
Concert Pharmaceuticals, Inc.	4/25/08 - 2/9/09	$ 10,151
Security	Acquisition Date	Acquisition Cost (000s)
Domo, Inc. Series D	1/24/14	$ 12,362
Dropbox, Inc.	5/2/12	$ 10,000
Equilibrate Asia Therapeutics Series D	5/17/13	$ 130
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 320
Intarcia Therapeutics, Inc.	11/14/12	$ 14,331
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$ 7,941
Moderna LLC Series D, 8.00%	11/6/13	$ 10,000
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 32,000
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 60
New Relic, Inc. Series F	4/17/14	$ 11,602
NJOY, Inc. Series C	6/7/13	$ 12,176
NJOY, Inc. Series D	2/14/14	$ 7,189
Oculus Worldwide Therapeutics Series D	5/17/13	$ 100
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 140
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 250
Penumbra, Inc.	5/16/14	$ 14,900
Security	Acquisition Date	Acquisition Cost (000s)
Pure Storage, Inc. Series E	8/22/13	$ 6,961
Pure Storage, Inc. Series F	4/17/14	$ 7,449
Roka Bioscience, Inc. Series E, 8.00%	11/20/13	$ 10,000
Roku, Inc. 8.00%	5/7/13 - 5/28/13	$ 16,212
Sage Therapeutics, Inc. Series C	3/11/14	$ 9,813
Tory Burch LLC	12/31/12	$ 17,505
Turn, Inc. Series E	12/30/13	$ 8,213
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	3,692
Total	$ 3,729
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$ 126,711	$ 17,825	$ 8,349*	$ -	$ 118,848
Alkermes PLC	461,129	8,914	60,778*	-	472,431
Alnylam Pharmaceuticals, Inc.	267,636	81,947	42,495*	-	309,121
Applied Micro Circuits Corp.	75,923	10,477	8,144*	-	56,300
Bluebird Bio, Inc.	15,225	20,593	5,203*	-	46,252
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Buffalo Wild Wings, Inc.	$ 207,977	$ -	$ 24,886*	$ -	$ 175,247
Cavium, Inc.	95,096	35,154	12,598*	-	152,448
Chimerix, Inc.	28,304	10,795	4,628*	-	42,540
Chuy's Holdings, Inc.	48,767	10,397	6,324*	-	49,042
Clovis Oncology, Inc.	129,011	-	18,306*	-	97,104
Cree, Inc.	435,909	24,740	56,820*	-	349,072
Cypress Semiconductor Corp.	75,923	2,232	19,009*	-	-
Endocyte, Inc.	33,849	33,960	4,452*	-	24,564
Exelixis, Inc.	86,258	8,439	11,517*	-	47,924
Fate Therapeutics, Inc.	7,695	-	77*	-	10,593
Genmark Diagnostics, Inc.	21,502	6,343	3,286*	-	23,107
Herbalife Ltd.	491,900	-	81,875*	1,921	377,603
Home Inns & Hotels Management, Inc. sponsored ADR	92,155	32,131	11,248*	-	-
ICG Group, Inc.	53,700	22,843	7,804*	-	74,415
ImmunoGen, Inc.	100,929	1,226	14,949*	-	70,776
Immunomedics, Inc.	26,905	-	3,367*	-	18,375
Infinera Corp.	89,181	-	10,724*	-	76,502
Insulet Corp.	129,870	30,374	20,887*	-	134,861
Intra-Cellular Therapies, Inc.	6,347	19,293	-	-	31,517
Ironwood Pharmaceuticals, Inc. Class A	57,132	36,825	9,702*	-	99,491
Isis Pharmaceuticals, Inc.	364,073	29,372	49,972*	-	260,029
K12, Inc.	50,231	-	51,911*	-	-
Kate Spade & Co.	-	85,673	17,378*	-	277,530
Lexicon Pharmaceuticals, Inc.	101,884	3,649	8,879*	-	51,961
lululemon athletica, Inc.	713,512	7,532	56,384*	-	410,030
Lumber Liquidators Holdings, Inc.	227,898	-	27,218*	-	154,386
Marketo, Inc.	1,624	77,114	648*	-	55,382
Merrimack Pharmaceuticals, Inc.	34,238	4,599	-	-	75,263
Metabolix, Inc.	2,378	-	327*	-	1,543
NPS Pharmaceuticals, Inc.	223,552	18,641	32,258*	-	250,856
NVIDIA Corp.	712,918	60,145	92,965*	7,361	826,125
PrivateBancorp, Inc.	120,452	-	14,506*	85	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Prothena Corp. PLC	$ 49,476	$ 1,663	$ 6,804*	$ -	$ 33,446
Questcor Pharmaceuticals, Inc.	200,784	-	260,315*	1,173	-
Rambus, Inc.	81,444	-	23,423*	-	84,969
Regulus Therapeutics, Inc.	21,331	-	3,461*	-	20,221
Rigel Pharmaceuticals, Inc.	17,567	-	4,453*	-	17,287
salesforce.com, Inc.	1,775,374	1,969	237,054*	-	-
Seattle Genetics, Inc.	404,948	3,836	53,977*	-	293,857
Silicon Laboratories, Inc.	143,012	19,337	21,989*	-	164,010
SodaStream International Ltd.	98,537	-	71,608*	-	-
Transition Therapeutics, Inc.	11,180	2,366	1,644*	-	10,397
Total	$ 8,521,447	$ 730,404	$ 1,484,602	$ 10,540	$ 5,845,425
* Includes the value of securities delivered through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,753,511	$ 5,642,236	$ 9,563	$ 101,712
Consumer Staples	4,803,589	4,780,881	22,708	-
Energy	2,444,780	2,444,780	-	-
Financials	1,413,924	1,413,924	-	-
Health Care	8,357,291	8,144,095	50,636	162,560
Industrials	3,641,546	3,582,927	-	58,619
Information Technology	13,940,717	13,832,591	-	108,126
Materials	1,100,517	974,541	125,976	-
Telecommunication Services	196,439	196,439	-	-
Money Market Funds	850,854	850,854	-	-
Total Investments in Securities:	$ 42,503,168	$ 41,863,268	$ 208,883	$ 431,017
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 230,902
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	48,617
Cost of Purchases	180,495
Proceeds of Sales	(22,500)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(6,497)
Ending Balance	$ 431,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2014	$ 49,760

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $797,537) - See accompanying schedule: Unaffiliated issuers (cost $19,569,617)	$ 35,806,889
Fidelity Central Funds (cost $850,854)	850,854
Other affiliated issuers (cost $4,105,546)	5,845,425
Total Investments (cost $24,526,017)		$ 42,503,168
Cash		1,205
Foreign currency held at value (cost $59)		51
Receivable for investments sold		127,182
Receivable for fund shares sold		33,733
Dividends receivable		35,588
Distributions receivable from Fidelity Central Funds		493
Prepaid expenses		21
Receivable from investment adviser for expense reductions		1
Other receivables		1,786
Total assets		42,703,228

Liabilities
Payable for investments purchased	$ 83,329
Payable for fund shares redeemed	29,253
Accrued management fee	19,731
Other affiliated payables	3,980
Other payables and accrued expenses	1,636
Collateral on securities loaned, at value	826,653
Total liabilities		964,582

Net Assets		$ 41,738,646
Net Assets consist of:
Paid in capital		$ 19,958,422
Undistributed net investment income		31,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,771,201
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		17,977,146
Net Assets		$ 41,738,646

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($23,372,872 ÷ 190,562 shares)	$ 122.65

Class K: Net Asset Value, offering price and redemption price per share ($18,365,774 ÷ 149,875 shares)	$ 122.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends (including $10,540 earned from other affiliated issuers)		$ 199,788
Income from Fidelity Central Funds		3,729
Total income		203,517

Expenses
Management fee Basic fee	$ 120,256
Performance adjustment	24,040
Transfer agent fees	23,175
Accounting and security lending fees	1,251
Custodian fees and expenses	467
Independent trustees' compensation	90
Registration fees	230
Audit	75
Legal	67
Interest	6
Miscellaneous	178
Total expenses before reductions	169,835
Expense reductions	(80)	169,755
Net investment income (loss)		33,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,094,038
Other affiliated issuers	739,312
Foreign currency transactions	265
Total net realized gain (loss)		3,833,615
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,276,317)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(1,276,318)
Net gain (loss)		2,557,297
Net increase (decrease) in net assets resulting from operations		$ 2,591,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,762	$ 156,584
Net realized gain (loss)	3,833,615	9,289,575
Change in net unrealized appreciation (depreciation)	(1,276,318)	4,216,509
Net increase (decrease) in net assets resulting from operations	2,591,059	13,662,668
Distributions to shareholders from net investment income	(103,830)	(116,883)
Distributions to shareholders from net realized gain	(3,129,839)	(1,086,760)
Total distributions	(3,233,669)	(1,203,643)
Share transactions - net increase (decrease)	(2,506,124)	(10,274,981)
Total increase (decrease) in net assets	(3,148,734)	2,184,044

Net Assets
Beginning of period	44,887,380	42,703,336
End of period (including undistributed net investment income of $31,877 and undistributed net investment income of $101,945, respectively)	$ 41,738,646	$ 44,887,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 124.69	$ 95.80	$ 85.29	$ 79.40	$ 65.75	$ 47.24
Income from Investment Operations
Net investment income (loss) D	.06	.29	.15	.09	.01	.15
Net realized and unrealized gain (loss)	6.77	31.23	13.12	5.80	13.76	18.44
Total from investment operations	6.83	31.52	13.27	5.89	13.77	18.59
Distributions from net investment income	(.21)	(.19)	(.05)	- H	(.12)	(.08)
Distributions from net realized gain	(8.67)	(2.44)	(2.71)	-	(.01)	-
Total distributions	(8.87) J	(2.63)	(2.76)	- H	(.12) K	(.08)
Net asset value, end of period	$ 122.65	$ 124.69	$ 95.80	$ 85.29	$ 79.40	$ 65.75
Total Return B, C	5.88%	33.85%	16.24%	7.42%	20.98%	39.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.83%	.90%	.84%	.89%	.93%
Expenses net of fee waivers, if any	.83% A	.83%	.90%	.84%	.89%	.93%
Expenses net of all reductions	.83% A	.83%	.90%	.84%	.89%	.93%
Net investment income (loss)	.10% A	.27%	.16%	.10%	.02%	.27%
Supplemental Data
Net assets, end of period (in millions)	$ 23,373	$ 22,936	$ 22,952	$ 24,665	$ 27,742	$ 27,204
Portfolio turnover rate F	14% A, I	26%	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 124.68	$ 95.82	$ 85.35	$ 79.48	$ 65.82	$ 47.29
Income from Investment Operations
Net investment income (loss) D	.13	.42	.27	.21	.13	.27
Net realized and unrealized gain (loss)	6.77	31.21	13.10	5.80	13.78	18.44
Total from investment operations	6.90	31.63	13.37	6.01	13.91	18.71
Distributions from net investment income	(.37)	(.34)	(.19)	(.14)	(.24)	(.18)
Distributions from net realized gain	(8.67)	(2.44)	(2.71)	-	(.01)	-
Total distributions	(9.04)	(2.77) I	(2.90)	(.14)	(.25)	(.18)
Net asset value, end of period	$ 122.54	$ 124.68	$ 95.82	$ 85.35	$ 79.48	$ 65.82
Total Return B, C	5.94%	34.02%	16.38%	7.57%	21.20%	39.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.72% A	.71%	.77%	.70%	.72%	.72%
Expenses net of fee waivers, if any	.72% A	.71%	.77%	.70%	.72%	.72%
Expenses net of all reductions	.72% A	.71%	.77%	.70%	.72%	.72%
Net investment income (loss)	.22% A	.39%	.29%	.24%	.18%	.48%
Supplemental Data
Net assets, end of period (in millions)	$ 18,366	$ 21,951	$ 15,454	$ 10,568	$ 6,571	$ 4,050
Portfolio turnover rate F	14% A, H	26%	33%	36%	36%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund offered Class F shares during the period June 26, 2009 through November 19, 2013 and all outstanding shares were redeemed by November 19, 2013. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. For equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are

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3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/14 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$ 74,719	Last transaction price	Transaction price	$0.00 - $71.14 / $45.28	Increase
		Market comparable	EV/EBITDA multiple	11.1%	Decrease
		Net present value	Discount rate	20.0%	Decrease
Preferred Stocks	$ 356,298	Discounted cash flow	Discount rate	20.0%	Decrease
		Last transaction price	Transaction price	$1.00 - $100.00 / $35.47	Increase
		Market comparable	EV/Sales multiple	1.6% - 9.7% / 5.2%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, passive foreign investment companies (PFIC), foreign currency transactions, deferred trustee compensation and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 18,837,944
Gross unrealized depreciation	(889,865)
Net unrealized appreciation (depreciation) on securities and other investments	$ 17,948,079

Tax cost	$ 24,555,089

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,012,547 and $3,399,669, respectively.

Redemptions In-Kind. During the period, 43,525 shares of the Fund held by unaffiliated entities were redeemed in kind for cash and investments, including accrued interest, with a value of $5,310,410. The net realized gain of $3,046,481 on securities delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 18,595.16
Class K	4,580.05
	$ 23,175

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $37 for the period.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 41,699.32%		$ 6

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,067. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees

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7. Security Lending - continued

associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,692, including $338 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $8,014. The weighted average interest rate was .59%. The interest expense amounted to two hundred and sixty-three dollars under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $10 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $70.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013 A
From net investment income
Growth Company	$ 37,937	$ 45,546
Class K	65,893	54,208
Class F	-	17,129
Total	$ 103,830	$ 116,883
From net realized gain
Growth Company	$ 1,596,300	$ 581,969
Class K	1,533,539	394,416
Class F	-	110,375
Total	$ 3,129,839	$ 1,086,760

A All Class F shares were redeemed on November 19, 2013.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013 A	Six months ended May 31, 2014	Year ended November 30, 2013 A
Growth Company
Shares sold	12,497	29,906	$ 1,512,783	$ 3,214,134
Reinvestment of distributions	13,474	6,560	1,574,166	609,199
Shares redeemed	(19,362) C	(92,101) B	(2,347,417) C	(10,206,119) B
Net increase (decrease)	6,609	(55,635)	$ 739,532	$ (6,382,786)
Class K
Shares sold	18,572	44,824	$ 2,256,357	$ 4,751,396
Reinvestment of distributions	13,711	4,837	1,599,432	448,624
Shares redeemed	(58,466) C	(34,879)	(7,101,445) C	(3,700,595)
Net increase (decrease)	(26,183)	14,782	$ (3,245,656)	$ 1,499,425
Class F
Shares sold	-	7,178	$ -	$ 760,652
Reinvestment of distributions	-	1,375	-	127,504
Shares redeemed	-	(53,394) B	-	(6,279,776) B
Net increase (decrease)	-	(44,841)	$ -	$ (5,391,620)

A All Class F shares were redeemed on November 19, 2013.

B Amount includes in-kind redemptions.

C Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GCF-K-USAN-0714
1.863216.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 28, 2014